Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Equity Trust
Entity Central Index Key	0001063946
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000215377
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> 100 Fund
Class Name	Class A
Trading Symbol	VYCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$90	0.81%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the S&P 500® Index primarily due to allocation and stock selection effects.

Top contributors to performance:

On a sector level, stock selection in financials and real estate contributed. On an individual stock level, key contributors were an underweight in Apple Inc. and overweight positions in GE Aerospace and QUALCOMM Inc.

Top detractors to performance:

Stock selection in information technology was the greatest detractor. On a sector level, health care, communication services and consumer discretionary also detracted. On an individual stock level, key detractors were underweight positions in NVIDIA Corp. and Amazon.com, Inc. and the overweight position in Bristol-Myers Squibb Co.

Line Graph [Table Text Block]
	Class A with Sales Charges	Class A without Sales Charge	Russell 3000® Index	S&P 500® Index
2014	$9,423	$10,000	$10,000	$10,000
2015	$10,347	$10,980	$11,186	$11,181
2016	$10,295	$10,926	$11,211	$11,373
2017	$11,840	$12,565	$13,194	$13,360
2018	$13,152	$13,957	$15,181	$15,281
2019	$13,414	$14,235	$15,560	$15,859
2020	$14,095	$14,959	$17,343	$17,895
2021	$20,625	$21,889	$24,959	$25,111
2022	$20,485	$21,740	$24,041	$25,035
2023	$20,655	$21,921	$24,529	$25,766
2024	$25,390	$26,945	$31,294	$33,029

AssetsNet	$ 1,010,554,099
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,010,554,099 # of Portfolio Holdings99 Portfolio Turnover Rate24% Investment Advisory Fees Paid$3,702,898
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Largest Holdings [Text Block]

Top 10 Holdings

NextEra Energy, Inc.	1.3%
NVIDIA Corp.	1.2%
Qualcomm, Inc.	1.2%
Alphabet, Inc. - Class C	1.2%
Texas Instruments, Inc.	1.2%
Southern Co.	1.1%
Apple, Inc.	1.1%
Raytheon Technologies Corp.	1.1%
Costco Wholesale Corp.	1.1%
Goldman Sachs Group, Inc.	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215373
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> 100 Fund
Class Name	Class C
Trading Symbol	VYCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$146	1.31%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the S&P 500® Index primarily due to allocation and stock selection effects.

Top contributors to performance:

On a sector level, stock selection in financials and real estate contributed. On an individual stock level, key contributors were an underweight in Apple Inc. and overweight positions in GE Aerospace and QUALCOMM Inc.

Top detractors to performance:

Stock selection in information technology was the greatest detractor. On a sector level, health care, communication services and consumer discretionary also detracted. On an individual stock level, key detractors were underweight positions in NVIDIA Corp. and Amazon.com, Inc. and the overweight position in Bristol-Myers Squibb Co.

Line Graph [Table Text Block]
	Class C with Sales Charges	Class C without Sales Charge	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,931	$10,931	$11,186	$11,181
2016	$10,804	$10,804	$11,211	$11,373
2017	$12,357	$12,357	$13,194	$13,360
2018	$13,651	$13,651	$15,181	$15,281
2019	$13,853	$13,853	$15,560	$15,859
2020	$14,477	$14,477	$17,343	$17,895
2021	$21,070	$21,070	$24,959	$25,111
2022	$20,819	$20,819	$24,041	$25,035
2023	$20,992	$20,992	$24,529	$25,766
2024	$25,804	$25,804	$31,294	$33,029

AssetsNet	$ 1,010,554,099
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,010,554,099 # of Portfolio Holdings99 Portfolio Turnover Rate24% Investment Advisory Fees Paid$3,702,898
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Largest Holdings [Text Block]

Top 10 Holdings

NextEra Energy, Inc.	1.3%
NVIDIA Corp.	1.2%
Qualcomm, Inc.	1.2%
Alphabet, Inc. - Class C	1.2%
Texas Instruments, Inc.	1.2%
Southern Co.	1.1%
Apple, Inc.	1.1%
Raytheon Technologies Corp.	1.1%
Costco Wholesale Corp.	1.1%
Goldman Sachs Group, Inc.	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215374
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> 100 Fund
Class Name	Class I
Trading Symbol	VYCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$55	0.49%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the S&P 500® Index primarily due to allocation and stock selection effects.

Top contributors to performance:

On a sector level, stock selection in financials and real estate contributed. On an individual stock level, key contributors were an underweight in Apple Inc. and overweight positions in GE Aerospace and QUALCOMM Inc.

Top detractors to performance:

Stock selection in information technology was the greatest detractor. On a sector level, health care, communication services and consumer discretionary also detracted. On an individual stock level, key detractors were underweight positions in NVIDIA Corp. and Amazon.com, Inc. and the overweight position in Bristol-Myers Squibb Co.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P 500® Index
2014	$250,000	$250,000	$250,000
2015	$275,494	$279,650	$279,525
2016	$274,988	$280,265	$284,333
2017	$317,191	$329,844	$334,006
2018	$353,439	$379,519	$382,036
2019	$361,534	$389,007	$396,477
2020	$381,256	$433,587	$447,384
2021	$559,855	$623,975	$627,770
2022	$557,782	$601,013	$625,886
2023	$564,251	$613,213	$644,162
2024	$695,692	$782,356	$825,730

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	23.30%	13.99%	10.78%
Russell 3000® Index	27.58%	15.00%	12.09%
S&P 500® Index	28.19%	15.80%	12.69%

AssetsNet	$ 1,010,554,099
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,010,554,099 # of Portfolio Holdings99 Portfolio Turnover Rate24% Investment Advisory Fees Paid$3,702,898
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Largest Holdings [Text Block]

Top 10 Holdings

NextEra Energy, Inc.	1.3%
NVIDIA Corp.	1.2%
Qualcomm, Inc.	1.2%
Alphabet, Inc. - Class C	1.2%
Texas Instruments, Inc.	1.2%
Southern Co.	1.1%
Apple, Inc.	1.1%
Raytheon Technologies Corp.	1.1%
Costco Wholesale Corp.	1.1%
Goldman Sachs Group, Inc.	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215381
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> 100 Fund
Class Name	Class R
Trading Symbol	VYCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$118	1.06%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the S&P 500® Index primarily due to allocation and stock selection effects.

Top contributors to performance:

On a sector level, stock selection in financials and real estate contributed. On an individual stock level, key contributors were an underweight in Apple Inc. and overweight positions in GE Aerospace and QUALCOMM Inc.

Top detractors to performance:

Stock selection in information technology was the greatest detractor. On a sector level, health care, communication services and consumer discretionary also detracted. On an individual stock level, key detractors were underweight positions in NVIDIA Corp. and Amazon.com, Inc. and the overweight position in Bristol-Myers Squibb Co.

Line Graph [Table Text Block]
	Class R	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$10,957	$11,186	$11,181
2016	$10,860	$11,211	$11,373
2017	$12,450	$13,194	$13,360
2018	$13,789	$15,181	$15,281
2019	$14,023	$15,560	$15,859
2020	$14,692	$17,343	$17,895
2021	$21,440	$24,959	$25,111
2022	$21,230	$24,041	$25,035
2023	$21,345	$24,529	$25,766
2024	$26,176	$31,294	$33,029

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	22.63%	13.30%	10.10%
Russell 3000® Index	27.58%	15.00%	12.09%
S&P 500® Index	28.19%	15.80%	12.69%

AssetsNet	$ 1,010,554,099
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,010,554,099 # of Portfolio Holdings99 Portfolio Turnover Rate24% Investment Advisory Fees Paid$3,702,898
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Largest Holdings [Text Block]

Top 10 Holdings

NextEra Energy, Inc.	1.3%
NVIDIA Corp.	1.2%
Qualcomm, Inc.	1.2%
Alphabet, Inc. - Class C	1.2%
Texas Instruments, Inc.	1.2%
Southern Co.	1.1%
Apple, Inc.	1.1%
Raytheon Technologies Corp.	1.1%
Costco Wholesale Corp.	1.1%
Goldman Sachs Group, Inc.	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215378
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> 100 Fund
Class Name	Class R6
Trading Symbol	VYCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$54	0.48%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the S&P 500® Index primarily due to allocation and stock selection effects.

Top contributors to performance:

On a sector level, stock selection in financials and real estate contributed. On an individual stock level, key contributors were an underweight in Apple Inc. and overweight positions in GE Aerospace and QUALCOMM Inc.

Top detractors to performance:

Stock selection in information technology was the greatest detractor. On a sector level, health care, communication services and consumer discretionary also detracted. On an individual stock level, key detractors were underweight positions in NVIDIA Corp. and Amazon.com, Inc. and the overweight position in Bristol-Myers Squibb Co.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	S&P 500® Index
10/1/2014	$10,000	$10,000	$10,000
2015	$10,785	$11,063	$10,703
2016	$10,761	$11,087	$10,887
2017	$12,414	$13,049	$12,789
2018	$13,833	$15,014	$14,628
2019	$14,159	$15,389	$15,181
2020	$14,933	$17,153	$17,131
2021	$21,926	$24,685	$24,038
2022	$21,846	$23,776	$23,966
2023	$22,100	$24,259	$24,665
2024	$27,243	$30,950	$31,618

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (10/1/2014)
Class R6	23.27%	13.98%	10.93%
Russell 3000® Index	27.58%	15.00%	12.40%
S&P 500® Index	28.19%	15.80%	12.94%

AssetsNet	$ 1,010,554,099
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,010,554,099 # of Portfolio Holdings99 Portfolio Turnover Rate24% Investment Advisory Fees Paid$3,702,898
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Largest Holdings [Text Block]

Top 10 Holdings

NextEra Energy, Inc.	1.3%
NVIDIA Corp.	1.2%
Qualcomm, Inc.	1.2%
Alphabet, Inc. - Class C	1.2%
Texas Instruments, Inc.	1.2%
Southern Co.	1.1%
Apple, Inc.	1.1%
Raytheon Technologies Corp.	1.1%
Costco Wholesale Corp.	1.1%
Goldman Sachs Group, Inc.	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215380
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> 100 Fund
Class Name	Class W
Trading Symbol	VYCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the S&P 500® Index primarily due to allocation and stock selection effects.

Top contributors to performance:

On a sector level, stock selection in financials and real estate contributed. On an individual stock level, key contributors were an underweight in Apple Inc. and overweight positions in GE Aerospace and QUALCOMM Inc.

Top detractors to performance:

Stock selection in information technology was the greatest detractor. On a sector level, health care, communication services and consumer discretionary also detracted. On an individual stock level, key detractors were underweight positions in NVIDIA Corp. and Amazon.com, Inc. and the overweight position in Bristol-Myers Squibb Co.

Line Graph [Table Text Block]
	Class W	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$11,009	$11,186	$11,181
2016	$10,983	$11,211	$11,373
2017	$12,659	$13,194	$13,360
2018	$14,096	$15,181	$15,281
2019	$14,411	$15,560	$15,859
2020	$15,194	$17,343	$17,895
2021	$22,298	$24,959	$25,111
2022	$22,201	$24,041	$25,035
2023	$22,440	$24,529	$25,766
2024	$27,650	$31,294	$33,029

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class W	23.22%	13.92%	10.71%
Russell 3000® Index	27.58%	15.00%	12.09%
S&P 500® Index	28.19%	15.80%	12.69%

AssetsNet	$ 1,010,554,099
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,010,554,099 # of Portfolio Holdings99 Portfolio Turnover Rate24% Investment Advisory Fees Paid$3,702,898
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Largest Holdings [Text Block]

Top 10 Holdings

NextEra Energy, Inc.	1.3%
NVIDIA Corp.	1.2%
Qualcomm, Inc.	1.2%
Alphabet, Inc. - Class C	1.2%
Texas Instruments, Inc.	1.2%
Southern Co.	1.1%
Apple, Inc.	1.1%
Raytheon Technologies Corp.	1.1%
Costco Wholesale Corp.	1.1%
Goldman Sachs Group, Inc.	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215405
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class A
Trading Symbol	VYGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the MSCI World IndexSM , outperformed the Bloomberg Global Aggregate Index & performed inline with the S&P Target Risk® Growth Index.

Top contributors to performance:

Underlying fund selection & alternative strategies contributed to performance, along with overweights to U.S. large cap value and underweights to core fixed income. On an individual holdings level, Voya Intermediate Bond, Voya Multi-Manager Emerging Markets Equity & Voya Large Cap Value contributed.

Top detractors to performance:

By contrast, tactical asset allocation was a headwind for a majority of the reporting period. The Fund’s overweight to duration was a detractor. On an individual holdings level, Voya Multi-Manager International Equity, Voya High Yield Bond & Voya Multi-Manager International Factors detracted.

Line Graph [Table Text Block]
	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg Global Aggregate Index	MSCI World Index℠	S&P Target Risk Growth® Index
2014	$9,425	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,694	$10,286	$10,508	$10,303	$10,570	$10,601
2016	$9,394	$9,967	$9,938	$10,611	$10,151	$10,440
2017	$10,412	$11,047	$11,681	$10,779	$11,818	$11,662
2018	$11,348	$12,040	$13,064	$10,739	$13,186	$12,510
2019	$11,093	$11,770	$12,895	$11,426	$13,147	$12,713
2020	$11,210	$11,894	$13,595	$12,502	$14,041	$13,474
2021	$14,820	$15,724	$19,285	$12,452	$19,746	$16,827
2022	$13,359	$14,174	$17,977	$11,429	$18,795	$15,689
2023	$12,866	$13,651	$18,130	$11,184	$19,184	$15,705
2024	$14,784	$15,686	$22,401	$9,636	$23,964	$18,047

AssetsNet	$ 124,463,759
Holdings Count | Holding	184
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$124,463,759 # of Portfolio Holdings184 Portfolio Turnover Rate116% Investment Advisory Fees Paid$358,803
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.1%
Preferred Stock	0.6%
Equity-Linked Notes	2.2%
Convertible Bonds/Notes	28.1%
Corporate Bonds/Notes	31.5%
Common Stock	32.5%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	2.0%
Amazon.com, Inc.	1.4%
Broadcom Inc., 8.000%, 09/27/24	1.3%
Alphabet, Inc. - Class A	1.2%
Shift4 Payments, Inc., (5.980)%, 12/15/25	1.2%
NVIDIA Corp.	1.2%
Sea Ltd., 2.375%, 12/01/25	1.1%
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	1.1%
SPIE SA, 2.000%, 01/17/28	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2024. For more complete information, you may review the Fund's Prospectus, as amended on June 17, 2024 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective May 1, 2024, the Fund changed its name, principal investment strategies, and portfolio management team. Under normal circumstances, the Fund invests directly or indirectly (including through derivatives) at least 80% of its net assets (plus borrowings for investment purposes) in investments that the sub-adviser believes have potential for income, growth, or both. Pursuant to the new strategy, the Fund is subject to the following new principal risks: Convertible Securities, Covenant-Lite Loans, Dividend, Environmental, Social, and Governance, Equity-Linked Notes, Growth Investing, Option Wiring, Other Investment Companies, Restricted Securities, Securities Lending and Structured Notes. The following are no longer principal risks for the Fund: Affiliated Underlying Funds, Credit Default Swaps, Deflation, Floating Rate Loans, Inflation-Indexed Bonds, London Inter-Bank Offered Rate, Mortgage- and/or Asset-Backed Securities, Natural Resources/Commodity Securities, Real Estate Companies and Real Estate Investment Trusts, U.S. Government Securities and Obligations, and Underlying Funds. The portfolio management team is comprised of Justin Kass, CFA; David Oberto; Ethan Turner, CFA; and Michael Yee.  In connection with these changes, the Fund's expense limitation agreement, management fee schedule, and sub-advisory fee schedule for the Fund were also revised. In particular, the investment adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.90%, 0.90%, and 0.90% for Class A, Class C, Class I, Class R6, and Class W shares, respectively, through October 1, 2024 (a reduction of five basis points per class).

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215404
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class C
Trading Symbol	VYGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$160	1.49%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the MSCI World IndexSM , outperformed the Bloomberg Global Aggregate Index & performed inline with the S&P Target Risk® Growth Index.

Top contributors to performance:

Underlying fund selection & alternative strategies contributed to performance, along with overweights to U.S. large cap value and underweights to core fixed income. On an individual holdings level, Voya Intermediate Bond, Voya Multi-Manager Emerging Markets Equity & Voya Large Cap Value contributed.

Top detractors to performance:

By contrast, tactical asset allocation was a headwind for a majority of the reporting period. The Fund’s overweight to duration was a detractor. On an individual holdings level, Voya Multi-Manager International Equity, Voya High Yield Bond & Voya Multi-Manager International Factors detracted.

Line Graph [Table Text Block]
	Class C with Sales Charges	Class C without Sales Charge	MSCI All Country World Index℠	Bloomberg Global Aggregate Index	MSCI World Index℠	S&P Target Risk Growth® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$10,209	$10,209	$10,508	$10,303	$10,570	$10,601
2016	$9,815	$9,815	$9,938	$10,611	$10,151	$10,440
2017	$10,796	$10,796	$11,681	$10,779	$11,818	$11,662
2018	$11,679	$11,679	$13,064	$10,739	$13,186	$12,510
2019	$11,329	$11,329	$12,895	$11,426	$13,147	$12,713
2020	$11,364	$11,364	$13,595	$12,502	$14,041	$13,474
2021	$14,919	$14,919	$19,285	$12,452	$19,746	$16,827
2022	$13,352	$13,352	$17,977	$11,429	$18,795	$15,689
2023	$12,860	$12,860	$18,130	$11,184	$19,184	$15,705
2024	$14,776	$14,776	$22,401	$9,636	$23,964	$18,047

AssetsNet	$ 124,463,759
Holdings Count | Holding	184
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$124,463,759 # of Portfolio Holdings184 Portfolio Turnover Rate116% Investment Advisory Fees Paid$358,803
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.1%
Preferred Stock	0.6%
Equity-Linked Notes	2.2%
Convertible Bonds/Notes	28.1%
Corporate Bonds/Notes	31.5%
Common Stock	32.5%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	2.0%
Amazon.com, Inc.	1.4%
Broadcom Inc., 8.000%, 09/27/24	1.3%
Alphabet, Inc. - Class A	1.2%
Shift4 Payments, Inc., (5.980)%, 12/15/25	1.2%
NVIDIA Corp.	1.2%
Sea Ltd., 2.375%, 12/01/25	1.1%
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	1.1%
SPIE SA, 2.000%, 01/17/28	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2024. For more complete information, you may review the Fund's Prospectus, as amended on June 17, 2024 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective May 1, 2024, the Fund changed its name, principal investment strategies, and portfolio management team. Under normal circumstances, the Fund invests directly or indirectly (including through derivatives) at least 80% of its net assets (plus borrowings for investment purposes) in investments that the sub-adviser believes have potential for income, growth, or both. Pursuant to the new strategy, the Fund is subject to the following new principal risks: Convertible Securities, Covenant-Lite Loans, Dividend, Environmental, Social, and Governance, Equity-Linked Notes, Growth Investing, Option Wiring, Other Investment Companies, Restricted Securities, Securities Lending and Structured Notes. The following are no longer principal risks for the Fund: Affiliated Underlying Funds, Credit Default Swaps, Deflation, Floating Rate Loans, Inflation-Indexed Bonds, London Inter-Bank Offered Rate, Mortgage- and/or Asset-Backed Securities, Natural Resources/Commodity Securities, Real Estate Companies and Real Estate Investment Trusts, U.S. Government Securities and Obligations, and Underlying Funds. The portfolio management team is comprised of Justin Kass, CFA; David Oberto; Ethan Turner, CFA; and Michael Yee.  In connection with these changes, the Fund's expense limitation agreement, management fee schedule, and sub-advisory fee schedule for the Fund were also revised. In particular, the investment adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.90%, 0.90%, and 0.90% for Class A, Class C, Class I, Class R6, and Class W shares, respectively, through October 1, 2024 (a reduction of five basis points per class).

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215403
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class I
Trading Symbol	VYGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the MSCI World IndexSM , outperformed the Bloomberg Global Aggregate Index & performed inline with the S&P Target Risk® Growth Index.

Top contributors to performance:

Underlying fund selection & alternative strategies contributed to performance, along with overweights to U.S. large cap value and underweights to core fixed income. On an individual holdings level, Voya Intermediate Bond, Voya Multi-Manager Emerging Markets Equity & Voya Large Cap Value contributed.

Top detractors to performance:

By contrast, tactical asset allocation was a headwind for a majority of the reporting period. The Fund’s overweight to duration was a detractor. On an individual holdings level, Voya Multi-Manager International Equity, Voya High Yield Bond & Voya Multi-Manager International Factors detracted.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg Global Aggregate Index	MSCI World Index℠	S&P Target Risk Growth® Index
2014	$250,000	$250,000	$250,000	$250,000	$250,000
2015	$257,732	$262,700	$257,575	$264,250	$265,025
2016	$250,310	$248,462	$265,276	$253,786	$260,997
2017	$277,999	$292,017	$269,468	$295,457	$291,559
2018	$303,878	$326,592	$268,471	$329,642	$312,756
2019	$297,761	$322,379	$285,653	$328,686	$317,822
2020	$301,574	$339,884	$312,561	$351,036	$336,860
2021	$399,799	$482,125	$311,311	$493,662	$420,671
2022	$361,421	$449,437	$285,721	$469,868	$392,233
2023	$348,700	$453,257	$279,607	$479,594	$392,626
2024	$401,832	$560,029	$240,903	$599,106	$451,172

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	15.24%	6.18%	4.86%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg Global Aggregate Index	0.77%	-1.62%	-0.37%
MSCI World Index℠	24.92%	12.76%	9.13%
S&P Target Risk Growth® Index	14.91%	7.26%	6.08%

AssetsNet	$ 124,463,759
Holdings Count | Holding	184
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$124,463,759 # of Portfolio Holdings184 Portfolio Turnover Rate116% Investment Advisory Fees Paid$358,803
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.1%
Preferred Stock	0.6%
Equity-Linked Notes	2.2%
Convertible Bonds/Notes	28.1%
Corporate Bonds/Notes	31.5%
Common Stock	32.5%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	2.0%
Amazon.com, Inc.	1.4%
Broadcom Inc., 8.000%, 09/27/24	1.3%
Alphabet, Inc. - Class A	1.2%
Shift4 Payments, Inc., (5.980)%, 12/15/25	1.2%
NVIDIA Corp.	1.2%
Sea Ltd., 2.375%, 12/01/25	1.1%
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	1.1%
SPIE SA, 2.000%, 01/17/28	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2024. For more complete information, you may review the Fund's Prospectus, as amended on June 17, 2024 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective May 1, 2024, the Fund changed its name, principal investment strategies, and portfolio management team. Under normal circumstances, the Fund invests directly or indirectly (including through derivatives) at least 80% of its net assets (plus borrowings for investment purposes) in investments that the sub-adviser believes have potential for income, growth, or both. Pursuant to the new strategy, the Fund is subject to the following new principal risks: Convertible Securities, Covenant-Lite Loans, Dividend, Environmental, Social, and Governance, Equity-Linked Notes, Growth Investing, Option Wiring, Other Investment Companies, Restricted Securities, Securities Lending and Structured Notes. The following are no longer principal risks for the Fund: Affiliated Underlying Funds, Credit Default Swaps, Deflation, Floating Rate Loans, Inflation-Indexed Bonds, London Inter-Bank Offered Rate, Mortgage- and/or Asset-Backed Securities, Natural Resources/Commodity Securities, Real Estate Companies and Real Estate Investment Trusts, U.S. Government Securities and Obligations, and Underlying Funds. The portfolio management team is comprised of Justin Kass, CFA; David Oberto; Ethan Turner, CFA; and Michael Yee.  In connection with these changes, the Fund's expense limitation agreement, management fee schedule, and sub-advisory fee schedule for the Fund were also revised. In particular, the investment adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.90%, 0.90%, and 0.90% for Class A, Class C, Class I, Class R6, and Class W shares, respectively, through October 1, 2024 (a reduction of five basis points per class).

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215400
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class R6
Trading Symbol	VYGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the MSCI World IndexSM , outperformed the Bloomberg Global Aggregate Index & performed inline with the S&P Target Risk® Growth Index.

Top contributors to performance:

Underlying fund selection & alternative strategies contributed to performance, along with overweights to U.S. large cap value and underweights to core fixed income. On an individual holdings level, Voya Intermediate Bond, Voya Multi-Manager Emerging Markets Equity & Voya Large Cap Value contributed.

Top detractors to performance:

By contrast, tactical asset allocation was a headwind for a majority of the reporting period. The Fund’s overweight to duration was a detractor. On an individual holdings level, Voya Multi-Manager International Equity, Voya High Yield Bond & Voya Multi-Manager International Factors detracted.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg Global Aggregate Index	MSCI World Index℠	S&P Target Risk Growth® Index
9/29/2017	$10,000	$10,000	$10,000	$10,000	$10,000
2018	$10,416	$10,602	$9,891	$10,289	$10,329
2019	$10,170	$10,465	$10,524	$10,259	$10,496
2020	$10,307	$11,034	$11,515	$10,956	$11,125
2021	$13,659	$15,651	$11,469	$15,408	$13,892
2022	$12,356	$14,590	$10,526	$14,665	$12,953
2023	$11,924	$14,714	$10,301	$14,969	$12,966
2024	$13,736	$18,180	$9,504	$18,699	$14,900

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (9/29/2017)
Class R6	15.20%	6.20%	4.88%
MSCI All Country World Index℠	23.56%	11.68%	9.35%
Bloomberg Global Aggregate Index	0.77%	-1.62%	-0.76%
MSCI World Index℠	24.92%	12.76%	10.33%
S&P Target Risk Growth® Index	14.91%	7.26%	6.15%

AssetsNet	$ 124,463,759
Holdings Count | Holding	184
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$124,463,759 # of Portfolio Holdings184 Portfolio Turnover Rate116% Investment Advisory Fees Paid$358,803
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.1%
Preferred Stock	0.6%
Equity-Linked Notes	2.2%
Convertible Bonds/Notes	28.1%
Corporate Bonds/Notes	31.5%
Common Stock	32.5%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	2.0%
Amazon.com, Inc.	1.4%
Broadcom Inc., 8.000%, 09/27/24	1.3%
Alphabet, Inc. - Class A	1.2%
Shift4 Payments, Inc., (5.980)%, 12/15/25	1.2%
NVIDIA Corp.	1.2%
Sea Ltd., 2.375%, 12/01/25	1.1%
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	1.1%
SPIE SA, 2.000%, 01/17/28	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2024. For more complete information, you may review the Fund's Prospectus, as amended on June 17, 2024 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective May 1, 2024, the Fund changed its name, principal investment strategies, and portfolio management team. Under normal circumstances, the Fund invests directly or indirectly (including through derivatives) at least 80% of its net assets (plus borrowings for investment purposes) in investments that the sub-adviser believes have potential for income, growth, or both. Pursuant to the new strategy, the Fund is subject to the following new principal risks: Convertible Securities, Covenant-Lite Loans, Dividend, Environmental, Social, and Governance, Equity-Linked Notes, Growth Investing, Option Wiring, Other Investment Companies, Restricted Securities, Securities Lending and Structured Notes. The following are no longer principal risks for the Fund: Affiliated Underlying Funds, Credit Default Swaps, Deflation, Floating Rate Loans, Inflation-Indexed Bonds, London Inter-Bank Offered Rate, Mortgage- and/or Asset-Backed Securities, Natural Resources/Commodity Securities, Real Estate Companies and Real Estate Investment Trusts, U.S. Government Securities and Obligations, and Underlying Funds. The portfolio management team is comprised of Justin Kass, CFA; David Oberto; Ethan Turner, CFA; and Michael Yee.  In connection with these changes, the Fund's expense limitation agreement, management fee schedule, and sub-advisory fee schedule for the Fund were also revised. In particular, the investment adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.90%, 0.90%, and 0.90% for Class A, Class C, Class I, Class R6, and Class W shares, respectively, through October 1, 2024 (a reduction of five basis points per class).

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215401
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class W
Trading Symbol	VYGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the MSCI World IndexSM , outperformed the Bloomberg Global Aggregate Index & performed inline with the S&P Target Risk® Growth Index.

Top contributors to performance:

Underlying fund selection & alternative strategies contributed to performance, along with overweights to U.S. large cap value and underweights to core fixed income. On an individual holdings level, Voya Intermediate Bond, Voya Multi-Manager Emerging Markets Equity & Voya Large Cap Value contributed.

Top detractors to performance:

By contrast, tactical asset allocation was a headwind for a majority of the reporting period. The Fund’s overweight to duration was a detractor. On an individual holdings level, Voya Multi-Manager International Equity, Voya High Yield Bond & Voya Multi-Manager International Factors detracted.

Line Graph [Table Text Block]
	Class W	MSCI All Country World Index℠	Bloomberg Global Aggregate Index	MSCI World Index℠	S&P Target Risk Growth® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$10,306	$10,508	$10,303	$10,570	$10,601
2016	$10,021	$9,938	$10,611	$10,151	$10,440
2017	$11,128	$11,681	$10,779	$11,818	$11,662
2018	$12,162	$13,064	$10,739	$13,186	$12,510
2019	$11,918	$12,895	$11,426	$13,147	$12,713
2020	$12,064	$13,595	$12,502	$14,041	$13,474
2021	$15,997	$19,285	$12,452	$19,746	$16,827
2022	$14,460	$17,977	$11,429	$18,795	$15,689
2023	$13,950	$18,130	$11,184	$19,184	$15,705
2024	$19,416	$22,401	$9,636	$23,964	$18,047

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class W	15.27%	6.17%	4.86%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg Global Aggregate Index	0.77%	-1.62%	-0.37%
MSCI World Index℠	24.92%	12.76%	9.13%
S&P Target Risk Growth® Index	14.91%	7.26%	6.08%

AssetsNet	$ 124,463,759
Holdings Count | Holding	184
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$124,463,759 # of Portfolio Holdings184 Portfolio Turnover Rate116% Investment Advisory Fees Paid$358,803
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.1%
Preferred Stock	0.6%
Equity-Linked Notes	2.2%
Convertible Bonds/Notes	28.1%
Corporate Bonds/Notes	31.5%
Common Stock	32.5%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	2.0%
Amazon.com, Inc.	1.4%
Broadcom Inc., 8.000%, 09/27/24	1.3%
Alphabet, Inc. - Class A	1.2%
Shift4 Payments, Inc., (5.980)%, 12/15/25	1.2%
NVIDIA Corp.	1.2%
Sea Ltd., 2.375%, 12/01/25	1.1%
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	1.1%
SPIE SA, 2.000%, 01/17/28	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2024. For more complete information, you may review the Fund's Prospectus, as amended on June 17, 2024 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective May 1, 2024, the Fund changed its name, principal investment strategies, and portfolio management team. Under normal circumstances, the Fund invests directly or indirectly (including through derivatives) at least 80% of its net assets (plus borrowings for investment purposes) in investments that the sub-adviser believes have potential for income, growth, or both. Pursuant to the new strategy, the Fund is subject to the following new principal risks: Convertible Securities, Covenant-Lite Loans, Dividend, Environmental, Social, and Governance, Equity-Linked Notes, Growth Investing, Option Wiring, Other Investment Companies, Restricted Securities, Securities Lending and Structured Notes. The following are no longer principal risks for the Fund: Affiliated Underlying Funds, Credit Default Swaps, Deflation, Floating Rate Loans, Inflation-Indexed Bonds, London Inter-Bank Offered Rate, Mortgage- and/or Asset-Backed Securities, Natural Resources/Commodity Securities, Real Estate Companies and Real Estate Investment Trusts, U.S. Government Securities and Obligations, and Underlying Funds. The portfolio management team is comprised of Justin Kass, CFA; David Oberto; Ethan Turner, CFA; and Michael Yee.  In connection with these changes, the Fund's expense limitation agreement, management fee schedule, and sub-advisory fee schedule for the Fund were also revised. In particular, the investment adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.90%, 0.90%, and 0.90% for Class A, Class C, Class I, Class R6, and Class W shares, respectively, through October 1, 2024 (a reduction of five basis points per class).

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000055103
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class A
Trading Symbol	IEDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$124	1.10%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and financials sectors had the largest impact. At the individual stock level, key contributors included a non-benchmark position in Apollo Global Management Inc. and overweight positions in Bank of New York Mellon Corp. and Valero Energy Corp.

Top detractors to performance:

Stock selection within the consumer staples and consumer discretionary sectors detracted. An allocation to cash, while within the typical range, was also a headwind. Key detractors included overweight positions in Las Vegas Sands Corp. and Kraft Heinz Company, and not owning a position in GE Aerospace.

Line Graph [Table Text Block]
	Class A with Sales Charges	Class A without Sales Charge	Russell 3000® Index	Russell 1000® Value Index
2014	$9,426	$10,000	$10,000	$10,000
2015	$10,239	$10,862	$11,186	$10,903
2016	$9,698	$10,289	$11,211	$10,896
2017	$11,292	$11,980	$13,194	$12,494
2018	$12,001	$12,731	$15,181	$13,525
2019	$12,182	$12,924	$15,560	$13,721
2020	$11,842	$12,563	$17,343	$13,496
2021	$17,605	$18,677	$24,959	$19,485
2022	$18,393	$19,513	$24,041	$19,666
2023	$17,696	$18,773	$24,529	$18,772
2024	$22,261	$23,617	$31,294	$22,847

AssetsNet	$ 767,954,915
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$767,954,915 # of Portfolio Holdings70 Portfolio Turnover Rate94% Investment Advisory Fees Paid$4,704,144
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	1.5%
Common Stock	98.9%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	4.1%
Philip Morris International, Inc.	3.4%
Welltower, Inc.	3.0%
Bank of New York Mellon Corp.	2.8%
Duke Energy Corp.	2.4%
Intercontinental Exchange, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.3%
BP PLC	2.2%
McCormick & Co., Inc.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000055105
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class C
Trading Symbol	IEDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$208	1.85%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and financials sectors had the largest impact. At the individual stock level, key contributors included a non-benchmark position in Apollo Global Management Inc. and overweight positions in Bank of New York Mellon Corp. and Valero Energy Corp.

Top detractors to performance:

Stock selection within the consumer staples and consumer discretionary sectors detracted. An allocation to cash, while within the typical range, was also a headwind. Key detractors included overweight positions in Las Vegas Sands Corp. and Kraft Heinz Company, and not owning a position in GE Aerospace.

Line Graph [Table Text Block]
	Class C with Sales Charges	Class C without Sales Charge	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,772	$10,772	$11,186	$10,903
2016	$10,131	$10,131	$11,211	$10,896
2017	$11,711	$11,711	$13,194	$12,494
2018	$12,341	$12,341	$15,181	$13,525
2019	$12,441	$12,441	$15,560	$13,721
2020	$12,013	$12,013	$17,343	$13,496
2021	$17,718	$17,718	$24,959	$19,485
2022	$18,377	$18,377	$24,041	$19,666
2023	$17,680	$17,680	$24,529	$18,772
2024	$22,242	$22,242	$31,294	$22,847

AssetsNet	$ 767,954,915
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$767,954,915 # of Portfolio Holdings70 Portfolio Turnover Rate94% Investment Advisory Fees Paid$4,704,144
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	1.5%
Common Stock	98.9%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	4.1%
Philip Morris International, Inc.	3.4%
Welltower, Inc.	3.0%
Bank of New York Mellon Corp.	2.8%
Duke Energy Corp.	2.4%
Intercontinental Exchange, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.3%
BP PLC	2.2%
McCormick & Co., Inc.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000055106
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class I
Trading Symbol	IEDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$86	0.76%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and financials sectors had the largest impact. At the individual stock level, key contributors included a non-benchmark position in Apollo Global Management Inc. and overweight positions in Bank of New York Mellon Corp. and Valero Energy Corp.

Top detractors to performance:

Stock selection within the consumer staples and consumer discretionary sectors detracted. An allocation to cash, while within the typical range, was also a headwind. Key detractors included overweight positions in Las Vegas Sands Corp. and Kraft Heinz Company, and not owning a position in GE Aerospace.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Value Index
2014	$250,000	$250,000	$250,000
2015	$272,493	$279,650	$272,575
2016	$259,044	$280,265	$272,411
2017	$302,800	$329,844	$312,347
2018	$322,620	$379,519	$338,116
2019	$328,918	$389,007	$343,018
2020	$320,748	$433,587	$337,393
2021	$478,324	$623,975	$487,128
2022	$501,368	$601,013	$491,658
2023	$483,970	$613,213	$469,288
2024	$610,862	$782,356	$571,177

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	26.22%	13.18%	9.35%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 1000® Value Index	21.71%	10.74%	8.61%

AssetsNet	$ 767,954,915
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$767,954,915 # of Portfolio Holdings70 Portfolio Turnover Rate94% Investment Advisory Fees Paid$4,704,144
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	1.5%
Common Stock	98.9%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	4.1%
Philip Morris International, Inc.	3.4%
Welltower, Inc.	3.0%
Bank of New York Mellon Corp.	2.8%
Duke Energy Corp.	2.4%
Intercontinental Exchange, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.3%
BP PLC	2.2%
McCormick & Co., Inc.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000103066
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class R
Trading Symbol	IEDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$147	1.30%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and financials sectors had the largest impact. At the individual stock level, key contributors included a non-benchmark position in Apollo Global Management Inc. and overweight positions in Bank of New York Mellon Corp. and Valero Energy Corp.

Top detractors to performance:

Stock selection within the consumer staples and consumer discretionary sectors detracted. An allocation to cash, while within the typical range, was also a headwind. Key detractors included overweight positions in Las Vegas Sands Corp. and Kraft Heinz Company, and not owning a position in GE Aerospace.

Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$10,834	$11,186	$10,903
2016	$10,246	$11,211	$10,896
2017	$11,902	$13,194	$12,494
2018	$12,608	$15,181	$13,525
2019	$12,790	$15,560	$13,721
2020	$12,392	$17,343	$13,496
2021	$18,400	$24,959	$19,485
2022	$19,177	$24,041	$19,666
2023	$18,397	$24,529	$18,772
2024	$23,118	$31,294	$22,847

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	25.66%	12.57%	8.74%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 1000® Value Index	21.71%	10.74%	8.61%

AssetsNet	$ 767,954,915
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$767,954,915 # of Portfolio Holdings70 Portfolio Turnover Rate94% Investment Advisory Fees Paid$4,704,144
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	1.5%
Common Stock	98.9%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	4.1%
Philip Morris International, Inc.	3.4%
Welltower, Inc.	3.0%
Bank of New York Mellon Corp.	2.8%
Duke Energy Corp.	2.4%
Intercontinental Exchange, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.3%
BP PLC	2.2%
McCormick & Co., Inc.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000122002
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class R6
Trading Symbol	IEDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$84	0.74%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and financials sectors had the largest impact. At the individual stock level, key contributors included a non-benchmark position in Apollo Global Management Inc. and overweight positions in Bank of New York Mellon Corp. and Valero Energy Corp.

Top detractors to performance:

Stock selection within the consumer staples and consumer discretionary sectors detracted. An allocation to cash, while within the typical range, was also a headwind. Key detractors included overweight positions in Las Vegas Sands Corp. and Kraft Heinz Company, and not owning a position in GE Aerospace.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$10,895	$11,186	$10,903
2016	$10,359	$11,211	$10,896
2017	$12,104	$13,194	$12,494
2018	$12,910	$15,181	$13,525
2019	$13,155	$15,560	$13,721
2020	$12,830	$17,343	$13,496
2021	$19,136	$24,959	$19,485
2022	$20,063	$24,041	$19,666
2023	$19,370	$24,529	$18,772
2024	$24,451	$31,294	$22,847

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	26.23%	13.20%	9.35%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 1000® Value Index	21.71%	10.74%	8.61%

AssetsNet	$ 767,954,915
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$767,954,915 # of Portfolio Holdings70 Portfolio Turnover Rate94% Investment Advisory Fees Paid$4,704,144
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	1.5%
Common Stock	98.9%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	4.1%
Philip Morris International, Inc.	3.4%
Welltower, Inc.	3.0%
Bank of New York Mellon Corp.	2.8%
Duke Energy Corp.	2.4%
Intercontinental Exchange, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.3%
BP PLC	2.2%
McCormick & Co., Inc.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000078999
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class W
Trading Symbol	IWEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$96	0.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and financials sectors had the largest impact. At the individual stock level, key contributors included a non-benchmark position in Apollo Global Management Inc. and overweight positions in Bank of New York Mellon Corp. and Valero Energy Corp.

Top detractors to performance:

Stock selection within the consumer staples and consumer discretionary sectors detracted. An allocation to cash, while within the typical range, was also a headwind. Key detractors included overweight positions in Las Vegas Sands Corp. and Kraft Heinz Company, and not owning a position in GE Aerospace.

Line Graph [Table Text Block]
	Class W	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$10,882	$11,186	$10,903
2016	$10,340	$11,211	$10,896
2017	$12,072	$13,194	$12,494
2018	$12,853	$15,181	$13,525
2019	$13,099	$15,560	$13,721
2020	$12,773	$17,343	$13,496
2021	$19,024	$24,959	$19,485
2022	$19,925	$24,041	$19,666
2023	$19,223	$24,529	$18,772
2024	$24,253	$31,294	$22,847

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class W	26.17%	13.11%	9.26%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 1000® Value Index	21.71%	10.74%	8.61%

AssetsNet	$ 767,954,915
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$767,954,915 # of Portfolio Holdings70 Portfolio Turnover Rate94% Investment Advisory Fees Paid$4,704,144
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	1.5%
Common Stock	98.9%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	4.1%
Philip Morris International, Inc.	3.4%
Welltower, Inc.	3.0%
Bank of New York Mellon Corp.	2.8%
Duke Energy Corp.	2.4%
Intercontinental Exchange, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.3%
BP PLC	2.2%
McCormick & Co., Inc.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000022956
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class A
Trading Symbol	NLCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$99	0.84%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Growth Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and information technology sectors contributed. At the individual stock level, key contributors included underweight allocations to Apple Inc. and Tesla, Inc. and our positioning in NVIDIA Corp.

Top detractors to performance:

By contrast, while an overweight allocation to utilities proved favorable, stock selection within the sector detracted the most from performance. Stock selection within the consumer staples sector and an allocation to cash also weighed on performance. Key individual stock detractors included Paycom Software, Inc., Las Vegas Sands Corp. and Broadcom Inc.

Line Graph [Table Text Block]
	Class A with Sales Charges	Class A without Sales Charge	Russell 3000® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,788	$11,446	$11,186	$11,473
2016	$10,861	$11,524	$11,211	$11,658
2017	$12,965	$13,757	$13,194	$14,021
2018	$15,121	$16,044	$15,181	$16,968
2019	$16,045	$17,024	$15,560	$17,882
2020	$19,462	$20,650	$17,343	$22,577
2021	$25,540	$27,100	$24,959	$31,589
2022	$22,348	$23,712	$24,041	$29,615
2023	$24,024	$25,490	$24,529	$32,443
2024	$32,596	$34,586	$31,294	$43,344

AssetsNet	$ 713,399,251
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$713,399,251 # of Portfolio Holdings53 Portfolio Turnover Rate51% Investment Advisory Fees Paid$3,328,048
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.3%
Common Stock	98.7%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	12.7%
NVIDIA Corp.	10.6%
Amazon.com, Inc.	7.4%
Apple, Inc.	6.8%
Meta Platforms, Inc. - Class A	5.4%
Visa, Inc. - Class A	3.7%
Eli Lilly & Co.	3.6%
Alphabet, Inc. - Class A	3.1%
Netflix, Inc.	2.1%
Micron Technology, Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000022958
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class C
Trading Symbol	NLCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$187	1.59%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Growth Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and information technology sectors contributed. At the individual stock level, key contributors included underweight allocations to Apple Inc. and Tesla, Inc. and our positioning in NVIDIA Corp.

Top detractors to performance:

By contrast, while an overweight allocation to utilities proved favorable, stock selection within the sector detracted the most from performance. Stock selection within the consumer staples sector and an allocation to cash also weighed on performance. Key individual stock detractors included Paycom Software, Inc., Las Vegas Sands Corp. and Broadcom Inc.

Line Graph [Table Text Block]
	Class C with Sales Charges	Class C without Sales Charge	Russell 3000® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$11,370	$11,370	$11,186	$11,473
2016	$11,368	$11,368	$11,211	$11,658
2017	$13,468	$13,468	$13,194	$14,021
2018	$15,594	$15,594	$15,181	$16,968
2019	$16,418	$16,418	$15,560	$17,882
2020	$19,768	$19,768	$17,343	$22,577
2021	$25,749	$25,749	$24,959	$31,589
2022	$22,368	$22,368	$24,041	$29,615
2023	$24,045	$24,045	$24,529	$32,443
2024	$32,626	$32,626	$31,294	$43,344

AssetsNet	$ 713,399,251
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$713,399,251 # of Portfolio Holdings53 Portfolio Turnover Rate51% Investment Advisory Fees Paid$3,328,048
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.3%
Common Stock	98.7%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	12.7%
NVIDIA Corp.	10.6%
Amazon.com, Inc.	7.4%
Apple, Inc.	6.8%
Meta Platforms, Inc. - Class A	5.4%
Visa, Inc. - Class A	3.7%
Eli Lilly & Co.	3.6%
Alphabet, Inc. - Class A	3.1%
Netflix, Inc.	2.1%
Micron Technology, Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000022959
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class I
Trading Symbol	PLCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$67	0.57%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Growth Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and information technology sectors contributed. At the individual stock level, key contributors included underweight allocations to Apple Inc. and Tesla, Inc. and our positioning in NVIDIA Corp.

Top detractors to performance:

By contrast, while an overweight allocation to utilities proved favorable, stock selection within the sector detracted the most from performance. Stock selection within the consumer staples sector and an allocation to cash also weighed on performance. Key individual stock detractors included Paycom Software, Inc., Las Vegas Sands Corp. and Broadcom Inc.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Growth Index
2014	$250,000	$250,000	$250,000
2015	$287,120	$279,650	$286,825
2016	$290,069	$280,265	$291,443
2017	$347,460	$329,844	$350,518
2018	$406,871	$379,519	$424,197
2019	$433,201	$389,007	$447,062
2020	$527,667	$433,587	$564,415
2021	$694,630	$623,975	$789,730
2022	$609,990	$601,013	$740,372
2023	$658,353	$613,213	$811,077
2024	$895,605	$782,356	$1,083,610

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	36.09%	15.64%	13.61%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 1000® Growth Index	33.60%	19.37%	15.80%

AssetsNet	$ 713,399,251
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$713,399,251 # of Portfolio Holdings53 Portfolio Turnover Rate51% Investment Advisory Fees Paid$3,328,048
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.3%
Common Stock	98.7%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	12.7%
NVIDIA Corp.	10.6%
Amazon.com, Inc.	7.4%
Apple, Inc.	6.8%
Meta Platforms, Inc. - Class A	5.4%
Visa, Inc. - Class A	3.7%
Eli Lilly & Co.	3.6%
Alphabet, Inc. - Class A	3.1%
Netflix, Inc.	2.1%
Micron Technology, Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000144636
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class R
Trading Symbol	VGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$128	1.09%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Growth Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and information technology sectors contributed. At the individual stock level, key contributors included underweight allocations to Apple Inc. and Tesla, Inc. and our positioning in NVIDIA Corp.

Top detractors to performance:

By contrast, while an overweight allocation to utilities proved favorable, stock selection within the sector detracted the most from performance. Stock selection within the consumer staples sector and an allocation to cash also weighed on performance. Key individual stock detractors included Paycom Software, Inc., Las Vegas Sands Corp. and Broadcom Inc.

Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000
2015	$11,429	$11,186	$11,473
2016	$11,476	$11,211	$11,658
2017	$13,665	$13,194	$14,021
2018	$15,900	$15,181	$16,968
2019	$16,829	$15,560	$17,882
2020	$20,366	$17,343	$22,577
2021	$26,655	$24,959	$31,589
2022	$23,268	$24,041	$29,615
2023	$24,956	$24,529	$32,443
2024	$33,789	$31,294	$43,344

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	35.39%	14.96%	12.95%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 1000® Growth Index	33.60%	19.37%	15.80%

AssetsNet	$ 713,399,251
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$713,399,251 # of Portfolio Holdings53 Portfolio Turnover Rate51% Investment Advisory Fees Paid$3,328,048
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.3%
Common Stock	98.7%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	12.7%
NVIDIA Corp.	10.6%
Amazon.com, Inc.	7.4%
Apple, Inc.	6.8%
Meta Platforms, Inc. - Class A	5.4%
Visa, Inc. - Class A	3.7%
Eli Lilly & Co.	3.6%
Alphabet, Inc. - Class A	3.1%
Netflix, Inc.	2.1%
Micron Technology, Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000156671
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class R6
Trading Symbol	VGOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$65	0.55%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Growth Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and information technology sectors contributed. At the individual stock level, key contributors included underweight allocations to Apple Inc. and Tesla, Inc. and our positioning in NVIDIA Corp.

Top detractors to performance:

By contrast, while an overweight allocation to utilities proved favorable, stock selection within the sector detracted the most from performance. Stock selection within the consumer staples sector and an allocation to cash also weighed on performance. Key individual stock detractors included Paycom Software, Inc., Las Vegas Sands Corp. and Broadcom Inc.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Growth Index
6/2/2015	$10,000	$10,000	$10,000
2016	$10,072	$10,139	$10,257
2017	$12,066	$11,932	$12,337
2018	$14,140	$13,729	$14,930
2019	$15,072	$14,073	$15,734
2020	$18,371	$15,685	$19,865
2021	$24,202	$22,573	$27,795
2022	$21,266	$21,742	$26,057
2023	$22,948	$22,183	$28,546
2024	$31,233	$28,302	$38,138

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (6/2/2015)
Class R6	36.10%	15.69%	13.49%
Russell 3000® Index	27.58%	15.00%	12.10%
Russell 1000® Growth Index	33.60%	19.37%	15.89%

AssetsNet	$ 713,399,251
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$713,399,251 # of Portfolio Holdings53 Portfolio Turnover Rate51% Investment Advisory Fees Paid$3,328,048
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.3%
Common Stock	98.7%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	12.7%
NVIDIA Corp.	10.6%
Amazon.com, Inc.	7.4%
Apple, Inc.	6.8%
Meta Platforms, Inc. - Class A	5.4%
Visa, Inc. - Class A	3.7%
Eli Lilly & Co.	3.6%
Alphabet, Inc. - Class A	3.1%
Netflix, Inc.	2.1%
Micron Technology, Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000081603
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class W
Trading Symbol	IGOWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$70	0.59%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Growth Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and information technology sectors contributed. At the individual stock level, key contributors included underweight allocations to Apple Inc. and Tesla, Inc. and our positioning in NVIDIA Corp.

Top detractors to performance:

By contrast, while an overweight allocation to utilities proved favorable, stock selection within the sector detracted the most from performance. Stock selection within the consumer staples sector and an allocation to cash also weighed on performance. Key individual stock detractors included Paycom Software, Inc., Las Vegas Sands Corp. and Broadcom Inc.

Line Graph [Table Text Block]
	Class W	Russell 3000® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000
2015	$11,483	$11,186	$11,473
2016	$11,593	$11,211	$11,658
2017	$13,873	$13,194	$14,021
2018	$16,225	$15,181	$16,968
2019	$17,250	$15,560	$17,882
2020	$20,984	$17,343	$22,577
2021	$27,604	$24,959	$31,589
2022	$24,215	$24,041	$29,615
2023	$26,107	$24,529	$32,443
2024	$35,522	$31,294	$43,344

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class W	36.07%	15.54%	13.51%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 1000® Growth Index	33.60%	19.37%	15.80%

AssetsNet	$ 713,399,251
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$713,399,251 # of Portfolio Holdings53 Portfolio Turnover Rate51% Investment Advisory Fees Paid$3,328,048
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.3%
Common Stock	98.7%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	12.7%
NVIDIA Corp.	10.6%
Amazon.com, Inc.	7.4%
Apple, Inc.	6.8%
Meta Platforms, Inc. - Class A	5.4%
Visa, Inc. - Class A	3.7%
Eli Lilly & Co.	3.6%
Alphabet, Inc. - Class A	3.1%
Netflix, Inc.	2.1%
Micron Technology, Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215383
Shareholder Report [Line Items]
Fund Name	Voya Mid Cap Research Enhanced Index Fund
Class Name	Class A
Trading Symbol	VYMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$109	0.96%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Midcap 400® Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the financials, information technology and real estate sectors contributed the most to performance. Among the key contributors at the individual stock level were not owning New York Community Bancorp Inc. and overweight positions in Super Micro Computer, Inc. and TopBuild Corp.

Top detractors to performance:

Stock selection within the industrials, communication services and energy sectors detracted the most from performance. Key detractors included underweight positions in EMCOR Group, Inc. and XOP, Inc. as well as the overweight position in Iridium Communications Inc.

Line Graph [Table Text Block]
	Class A with Sales Charges	Class A without Sales Charge	Russell 3000® Index	S&P MidCap 400® Index
2014	$9,425	$10,000	$10,000	$10,000
2015	$10,175	$10,796	$11,186	$11,228
2016	$9,760	$10,356	$11,211	$11,181
2017	$11,221	$11,906	$13,194	$13,099
2018	$12,362	$13,116	$15,181	$15,046
2019	$11,454	$12,153	$15,560	$14,228
2020	$11,060	$11,735	$17,343	$14,112
2021	$17,293	$18,348	$24,959	$22,124
2022	$16,224	$17,213	$24,041	$20,681
2023	$15,502	$16,448	$24,529	$20,137
2024	$19,673	$20,873	$31,294	$25,367

AssetsNet	$ 172,608,355
Holdings Count | Holding	310
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$172,608,355 # of Portfolio Holdings310 Portfolio Turnover Rate107% Investment Advisory Fees Paid$759,399
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	0.5%
Exchange-Traded Funds	2.5%
Common Stock	97.4%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	2.5%
Owens Corning	1.1%
Pure Storage, Inc. - Class A	1.0%
TopBuild Corp.	1.0%
Equitable Holdings, Inc.	0.9%
Reinsurance Group of America, Inc.	0.9%
RPM International, Inc.	0.9%
AECOM	0.9%
US Foods Holding Corp.	0.8%
Neurocrine Biosciences, Inc.	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215384
Shareholder Report [Line Items]
Fund Name	Voya Mid Cap Research Enhanced Index Fund
Class Name	Class C
Trading Symbol	VYMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$165	1.46%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Midcap 400® Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the financials, information technology and real estate sectors contributed the most to performance. Among the key contributors at the individual stock level were not owning New York Community Bancorp Inc. and overweight positions in Super Micro Computer, Inc. and TopBuild Corp.

Top detractors to performance:

Stock selection within the industrials, communication services and energy sectors detracted the most from performance. Key detractors included underweight positions in EMCOR Group, Inc. and XOP, Inc. as well as the overweight position in Iridium Communications Inc.

Line Graph [Table Text Block]
	Class C with Sales Charges	Class C without Sales Charge	Russell 3000® Index	S&P MidCap 400® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,741	$10,741	$11,186	$11,228
2016	$10,253	$10,253	$11,211	$11,181
2017	$11,726	$11,726	$13,194	$13,099
2018	$12,857	$12,857	$15,181	$15,046
2019	$11,854	$11,854	$15,560	$14,228
2020	$11,398	$11,398	$17,343	$14,112
2021	$17,730	$17,730	$24,959	$22,124
2022	$16,548	$16,548	$24,041	$20,681
2023	$15,812	$15,812	$24,529	$20,137
2024	$20,066	$20,066	$31,294	$25,367

AssetsNet	$ 172,608,355
Holdings Count | Holding	310
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$172,608,355 # of Portfolio Holdings310 Portfolio Turnover Rate107% Investment Advisory Fees Paid$759,399
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	0.5%
Exchange-Traded Funds	2.5%
Common Stock	97.4%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	2.5%
Owens Corning	1.1%
Pure Storage, Inc. - Class A	1.0%
TopBuild Corp.	1.0%
Equitable Holdings, Inc.	0.9%
Reinsurance Group of America, Inc.	0.9%
RPM International, Inc.	0.9%
AECOM	0.9%
US Foods Holding Corp.	0.8%
Neurocrine Biosciences, Inc.	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215385
Shareholder Report [Line Items]
Fund Name	Voya Mid Cap Research Enhanced Index Fund
Class Name	Class I
Trading Symbol	VYMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$81	0.71%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Midcap 400® Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the financials, information technology and real estate sectors contributed the most to performance. Among the key contributors at the individual stock level were not owning New York Community Bancorp Inc. and overweight positions in Super Micro Computer, Inc. and TopBuild Corp.

Top detractors to performance:

Stock selection within the industrials, communication services and energy sectors detracted the most from performance. Key detractors included underweight positions in EMCOR Group, Inc. and XOP, Inc. as well as the overweight position in Iridium Communications Inc.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P MidCap 400® Index
2014	$250,000	$250,000	$250,000
2015	$270,509	$279,650	$280,700
2016	$260,181	$280,265	$279,521
2017	$299,961	$329,844	$327,487
2018	$331,246	$379,519	$376,151
2019	$307,802	$389,007	$355,689
2020	$297,807	$433,587	$352,808
2021	$466,899	$623,975	$553,097
2022	$438,934	$601,013	$517,035
2023	$420,452	$613,213	$503,437
2024	$535,061	$782,356	$634,172

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	27.26%	11.69%	7.91%
Russell 3000® Index	27.58%	15.00%	12.09%
S&P MidCap 400® Index	25.97%	12.26%	9.76%

AssetsNet	$ 172,608,355
Holdings Count | Holding	310
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$172,608,355 # of Portfolio Holdings310 Portfolio Turnover Rate107% Investment Advisory Fees Paid$759,399
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	0.5%
Exchange-Traded Funds	2.5%
Common Stock	97.4%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	2.5%
Owens Corning	1.1%
Pure Storage, Inc. - Class A	1.0%
TopBuild Corp.	1.0%
Equitable Holdings, Inc.	0.9%
Reinsurance Group of America, Inc.	0.9%
RPM International, Inc.	0.9%
AECOM	0.9%
US Foods Holding Corp.	0.8%
Neurocrine Biosciences, Inc.	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215388
Shareholder Report [Line Items]
Fund Name	Voya Mid Cap Research Enhanced Index Fund
Class Name	Class R
Trading Symbol	VYMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$137	1.21%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Midcap 400® Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the financials, information technology and real estate sectors contributed the most to performance. Among the key contributors at the individual stock level were not owning New York Community Bancorp Inc. and overweight positions in Super Micro Computer, Inc. and TopBuild Corp.

Top detractors to performance:

Stock selection within the industrials, communication services and energy sectors detracted the most from performance. Key detractors included underweight positions in EMCOR Group, Inc. and XOP, Inc. as well as the overweight position in Iridium Communications Inc.

Line Graph [Table Text Block]
	Class R	Russell 3000® Index	S&P MidCap 400® Index
2014	$10,000	$10,000	$10,000
2015	$10,764	$11,186	$11,228
2016	$10,303	$11,211	$11,181
2017	$11,814	$13,194	$13,099
2018	$12,987	$15,181	$15,046
2019	$12,007	$15,560	$14,228
2020	$11,563	$17,343	$14,112
2021	$18,034	$24,959	$22,124
2022	$16,876	$24,041	$20,681
2023	$16,085	$24,529	$20,137
2024	$20,366	$31,294	$25,367

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	26.62%	11.15%	7.37%
Russell 3000® Index	27.58%	15.00%	12.09%
S&P MidCap 400® Index	25.97%	12.26%	9.76%

AssetsNet	$ 172,608,355
Holdings Count | Holding	310
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$172,608,355 # of Portfolio Holdings310 Portfolio Turnover Rate107% Investment Advisory Fees Paid$759,399
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	0.5%
Exchange-Traded Funds	2.5%
Common Stock	97.4%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	2.5%
Owens Corning	1.1%
Pure Storage, Inc. - Class A	1.0%
TopBuild Corp.	1.0%
Equitable Holdings, Inc.	0.9%
Reinsurance Group of America, Inc.	0.9%
RPM International, Inc.	0.9%
AECOM	0.9%
US Foods Holding Corp.	0.8%
Neurocrine Biosciences, Inc.	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215382
Shareholder Report [Line Items]
Fund Name	Voya Mid Cap Research Enhanced Index Fund
Class Name	Class W
Trading Symbol	VYMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$81	0.71%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Midcap 400® Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the financials, information technology and real estate sectors contributed the most to performance. Among the key contributors at the individual stock level were not owning New York Community Bancorp Inc. and overweight positions in Super Micro Computer, Inc. and TopBuild Corp.

Top detractors to performance:

Stock selection within the industrials, communication services and energy sectors detracted the most from performance. Key detractors included underweight positions in EMCOR Group, Inc. and XOP, Inc. as well as the overweight position in Iridium Communications Inc.

Line Graph [Table Text Block]
	Class W	Russell 3000® Index	S&P MidCap 400® Index
2014	$10,000	$10,000	$10,000
2015	$10,821	$11,186	$11,228
2016	$10,410	$11,211	$11,181
2017	$11,991	$13,194	$13,099
2018	$13,259	$15,181	$15,046
2019	$12,267	$15,560	$14,228
2020	$11,872	$17,343	$14,112
2021	$18,602	$24,959	$22,124
2022	$17,499	$24,041	$20,681
2023	$16,765	$24,529	$20,137
2024	$21,334	$31,294	$25,367

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class W	27.26%	11.70%	7.87%
Russell 3000® Index	27.58%	15.00%	12.09%
S&P MidCap 400® Index	25.97%	12.26%	9.76%

AssetsNet	$ 172,608,355
Holdings Count | Holding	310
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$172,608,355 # of Portfolio Holdings310 Portfolio Turnover Rate107% Investment Advisory Fees Paid$759,399
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	0.5%
Exchange-Traded Funds	2.5%
Common Stock	97.4%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	2.5%
Owens Corning	1.1%
Pure Storage, Inc. - Class A	1.0%
TopBuild Corp.	1.0%
Equitable Holdings, Inc.	0.9%
Reinsurance Group of America, Inc.	0.9%
RPM International, Inc.	0.9%
AECOM	0.9%
US Foods Holding Corp.	0.8%
Neurocrine Biosciences, Inc.	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000022966
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class A
Trading Symbol	NMCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$132	1.20%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell Midcap® Growth Index due to unfavorable allocation effects.

Top contributors to performance:

On the sector level, stock selection within consumer staples and financials sectors contributed the most. On an individual stock level basis, key contributors were our overweight positions in CrowdStrike Holdings, Inc. and TransDigm Group Inc. and owning a non-benchmark position in Viking Therapeutics, Inc.

Top detractors to performance:

While positive in aggregate, stock selection in the consumer discretionary and information technology sectors weighed on performance. On an individual stock level basis, key detractors included Inspire Medical Systems, Inc., Paycom Software, Inc. and Amylyx Pharmaceuticals, Inc.

Line Graph [Table Text Block]
	Class A with Sales Charges	Class A without Sales Charge	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2014	$9,424	$10,000	$10,000	$10,000	$10,000
2015	$10,796	$11,456	$11,186	$11,472	$11,247
2016	$10,633	$11,283	$11,211	$11,048	$11,025
2017	$12,363	$13,119	$13,194	$12,890	$12,774
2018	$13,987	$14,841	$15,181	$15,265	$14,393
2019	$14,402	$15,282	$15,560	$16,313	$14,621
2020	$16,373	$17,373	$17,343	$19,091	$15,006
2021	$23,439	$24,871	$24,959	$26,304	$22,552
2022	$18,741	$19,886	$24,041	$21,383	$21,026
2023	$20,070	$21,297	$24,529	$22,612	$20,077
2024	$24,104	$25,577	$31,294	$27,566	$24,717

AssetsNet	$ 698,819,390
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$698,819,390 # of Portfolio Holdings70 Portfolio Turnover Rate70% Investment Advisory Fees Paid$5,451,680
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	2.0%
Common Stock	98.1%

Largest Holdings [Text Block]

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	3.2%
Ross Stores, Inc.	3.2%
Apollo Global Management, Inc.	3.1%
Trade Desk, Inc. - Class A	2.6%
Verisk Analytics, Inc.	2.5%
Copart, Inc.	2.5%
Monolithic Power Systems, Inc.	2.4%
TransDigm Group, Inc.	2.4%
LPL Financial Holdings, Inc.	2.3%
Dexcom, Inc.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000022968
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class C
Trading Symbol	NMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$214	1.95%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell Midcap® Growth Index due to unfavorable allocation effects.

Top contributors to performance:

On the sector level, stock selection within consumer staples and financials sectors contributed the most. On an individual stock level basis, key contributors were our overweight positions in CrowdStrike Holdings, Inc. and TransDigm Group Inc. and owning a non-benchmark position in Viking Therapeutics, Inc.

Top detractors to performance:

While positive in aggregate, stock selection in the consumer discretionary and information technology sectors weighed on performance. On an individual stock level basis, key detractors included Inspire Medical Systems, Inc., Paycom Software, Inc. and Amylyx Pharmaceuticals, Inc.

Line Graph [Table Text Block]
	Class C with Sales Charges	Class C without Sales Charge	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$11,375	$11,375	$11,186	$11,472	$11,247
2016	$11,119	$11,119	$11,211	$11,048	$11,025
2017	$12,833	$12,833	$13,194	$12,890	$12,774
2018	$14,415	$14,415	$15,181	$15,265	$14,393
2019	$14,724	$14,724	$15,560	$16,313	$14,621
2020	$16,609	$16,609	$17,343	$19,091	$15,006
2021	$23,609	$23,609	$24,959	$26,304	$22,552
2022	$18,751	$18,751	$24,041	$21,383	$21,026
2023	$20,081	$20,081	$24,529	$22,612	$20,077
2024	$24,117	$24,117	$31,294	$27,566	$24,717

AssetsNet	$ 698,819,390
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$698,819,390 # of Portfolio Holdings70 Portfolio Turnover Rate70% Investment Advisory Fees Paid$5,451,680
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	2.0%
Common Stock	98.1%

Largest Holdings [Text Block]

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	3.2%
Ross Stores, Inc.	3.2%
Apollo Global Management, Inc.	3.1%
Trade Desk, Inc. - Class A	2.6%
Verisk Analytics, Inc.	2.5%
Copart, Inc.	2.5%
Monolithic Power Systems, Inc.	2.4%
TransDigm Group, Inc.	2.4%
LPL Financial Holdings, Inc.	2.3%
Dexcom, Inc.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000022969
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class I
Trading Symbol	NMCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$98	0.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell Midcap® Growth Index due to unfavorable allocation effects.

Top contributors to performance:

On the sector level, stock selection within consumer staples and financials sectors contributed the most. On an individual stock level basis, key contributors were our overweight positions in CrowdStrike Holdings, Inc. and TransDigm Group Inc. and owning a non-benchmark position in Viking Therapeutics, Inc.

Top detractors to performance:

While positive in aggregate, stock selection in the consumer discretionary and information technology sectors weighed on performance. On an individual stock level basis, key detractors included Inspire Medical Systems, Inc., Paycom Software, Inc. and Amylyx Pharmaceuticals, Inc.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2014	$250,000	$250,000	$250,000	$250,000
2015	$287,304	$279,650	$286,800	$281,175
2016	$284,056	$280,265	$276,188	$275,636
2017	$331,291	$329,844	$322,257	$319,352
2018	$375,811	$379,519	$381,616	$359,814
2019	$388,196	$389,007	$407,833	$365,535
2020	$442,589	$433,587	$477,287	$375,148
2021	$635,788	$623,975	$657,607	$563,810
2022	$510,120	$601,013	$534,568	$525,640
2023	$547,714	$613,213	$565,306	$501,934
2024	$659,857	$782,356	$689,156	$617,929

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	20.48%	11.19%	10.19%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell Midcap® Growth Index	21.91%	11.06%	10.67%
Russell Midcap® Index	23.11%	11.07%	9.47%

AssetsNet	$ 698,819,390
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$698,819,390 # of Portfolio Holdings70 Portfolio Turnover Rate70% Investment Advisory Fees Paid$5,451,680
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	2.0%
Common Stock	98.1%

Largest Holdings [Text Block]

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	3.2%
Ross Stores, Inc.	3.2%
Apollo Global Management, Inc.	3.1%
Trade Desk, Inc. - Class A	2.6%
Verisk Analytics, Inc.	2.5%
Copart, Inc.	2.5%
Monolithic Power Systems, Inc.	2.4%
TransDigm Group, Inc.	2.4%
LPL Financial Holdings, Inc.	2.3%
Dexcom, Inc.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000103065
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class R
Trading Symbol	IMORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$159	1.45%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell Midcap® Growth Index due to unfavorable allocation effects.

Top contributors to performance:

On the sector level, stock selection within consumer staples and financials sectors contributed the most. On an individual stock level basis, key contributors were our overweight positions in CrowdStrike Holdings, Inc. and TransDigm Group Inc. and owning a non-benchmark position in Viking Therapeutics, Inc.

Top detractors to performance:

While positive in aggregate, stock selection in the consumer discretionary and information technology sectors weighed on performance. On an individual stock level basis, key detractors included Inspire Medical Systems, Inc., Paycom Software, Inc. and Amylyx Pharmaceuticals, Inc.

Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$11,428	$11,186	$11,472	$11,247
2016	$11,229	$11,211	$11,048	$11,025
2017	$13,025	$13,194	$12,890	$12,774
2018	$14,697	$15,181	$15,265	$14,393
2019	$15,094	$15,560	$16,313	$14,621
2020	$17,113	$17,343	$19,091	$15,006
2021	$24,448	$24,959	$26,304	$22,552
2022	$19,501	$24,041	$21,383	$21,026
2023	$20,824	$24,529	$22,612	$20,077
2024	$24,956	$31,294	$27,566	$24,717

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	19.84%	10.58%	9.58%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell Midcap® Growth Index	21.91%	11.06%	10.67%
Russell Midcap® Index	23.11%	11.07%	9.47%

AssetsNet	$ 698,819,390
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$698,819,390 # of Portfolio Holdings70 Portfolio Turnover Rate70% Investment Advisory Fees Paid$5,451,680
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	2.0%
Common Stock	98.1%

Largest Holdings [Text Block]

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	3.2%
Ross Stores, Inc.	3.2%
Apollo Global Management, Inc.	3.1%
Trade Desk, Inc. - Class A	2.6%
Verisk Analytics, Inc.	2.5%
Copart, Inc.	2.5%
Monolithic Power Systems, Inc.	2.4%
TransDigm Group, Inc.	2.4%
LPL Financial Holdings, Inc.	2.3%
Dexcom, Inc.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000122001
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class R6
Trading Symbol	IMOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$92	0.83%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell Midcap® Growth Index due to unfavorable allocation effects.

Top contributors to performance:

On the sector level, stock selection within consumer staples and financials sectors contributed the most. On an individual stock level basis, key contributors were our overweight positions in CrowdStrike Holdings, Inc. and TransDigm Group Inc. and owning a non-benchmark position in Viking Therapeutics, Inc.

Top detractors to performance:

While positive in aggregate, stock selection in the consumer discretionary and information technology sectors weighed on performance. On an individual stock level basis, key detractors included Inspire Medical Systems, Inc., Paycom Software, Inc. and Amylyx Pharmaceuticals, Inc.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$11,506	$11,186	$11,472	$11,247
2016	$11,385	$11,211	$11,048	$11,025
2017	$13,296	$13,194	$12,890	$12,774
2018	$15,096	$15,181	$15,265	$14,393
2019	$15,615	$15,560	$16,313	$14,621
2020	$17,818	$17,343	$19,091	$15,006
2021	$25,618	$24,959	$26,304	$22,552
2022	$20,570	$24,041	$21,383	$21,026
2023	$22,102	$24,529	$22,612	$20,077
2024	$26,653	$31,294	$27,566	$24,717

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	20.59%	11.29%	10.30%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell Midcap® Growth Index	21.91%	11.06%	10.67%
Russell Midcap® Index	23.11%	11.07%	9.47%

AssetsNet	$ 698,819,390
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$698,819,390 # of Portfolio Holdings70 Portfolio Turnover Rate70% Investment Advisory Fees Paid$5,451,680
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	2.0%
Common Stock	98.1%

Largest Holdings [Text Block]

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	3.2%
Ross Stores, Inc.	3.2%
Apollo Global Management, Inc.	3.1%
Trade Desk, Inc. - Class A	2.6%
Verisk Analytics, Inc.	2.5%
Copart, Inc.	2.5%
Monolithic Power Systems, Inc.	2.4%
TransDigm Group, Inc.	2.4%
LPL Financial Holdings, Inc.	2.3%
Dexcom, Inc.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000078998
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class W
Trading Symbol	IMOWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$105	0.95%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell Midcap® Growth Index due to unfavorable allocation effects.

Top contributors to performance:

On the sector level, stock selection within consumer staples and financials sectors contributed the most. On an individual stock level basis, key contributors were our overweight positions in CrowdStrike Holdings, Inc. and TransDigm Group Inc. and owning a non-benchmark position in Viking Therapeutics, Inc.

Top detractors to performance:

While positive in aggregate, stock selection in the consumer discretionary and information technology sectors weighed on performance. On an individual stock level basis, key detractors included Inspire Medical Systems, Inc., Paycom Software, Inc. and Amylyx Pharmaceuticals, Inc.

Line Graph [Table Text Block]
	Class W	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$11,481	$11,186	$11,472	$11,247
2016	$11,341	$11,211	$11,048	$11,025
2017	$13,220	$13,194	$12,890	$12,774
2018	$14,988	$15,181	$15,265	$14,393
2019	$15,477	$15,560	$16,313	$14,621
2020	$17,636	$17,343	$19,091	$15,006
2021	$25,310	$24,959	$26,304	$22,552
2022	$20,295	$24,041	$21,383	$21,026
2023	$21,762	$24,529	$22,612	$20,077
2024	$26,212	$31,294	$27,566	$24,717

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class W	20.45%	11.11%	10.12%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell Midcap® Growth Index	21.91%	11.06%	10.67%
Russell Midcap® Index	23.11%	11.07%	9.47%

AssetsNet	$ 698,819,390
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$698,819,390 # of Portfolio Holdings70 Portfolio Turnover Rate70% Investment Advisory Fees Paid$5,451,680
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	2.0%
Common Stock	98.1%

Largest Holdings [Text Block]

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	3.2%
Ross Stores, Inc.	3.2%
Apollo Global Management, Inc.	3.1%
Trade Desk, Inc. - Class A	2.6%
Verisk Analytics, Inc.	2.5%
Copart, Inc.	2.5%
Monolithic Power Systems, Inc.	2.4%
TransDigm Group, Inc.	2.4%
LPL Financial Holdings, Inc.	2.3%
Dexcom, Inc.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000105101
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Mid Cap Value Fund
Class Name	Class I
Trading Symbol	IMCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager Mid Cap Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell Midcap® Value Index primarily due to stock selection.

Top contributors to performance:

On a sector level, selection strength included information technology, consumer staples, and materials sectors. Within these sectors, Western Digital Corp., BJ’s Wholesale Club, & Westlake Corporation were among the top individual contributors.

Top detractors to performance:

Stock selection in the industrials sector was the greatest detractor. Top individual detractors within this sector included Toro Company, Alaska Air Group, & Genpact Limited. The financials and energy sectors were areas of underperformance, due to both lagging stock selection & unfavorable sector underweightings.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Value Index
2014	$250,000	$250,000	$250,000
2015	$272,490	$279,650	$275,225
2016	$260,773	$280,265	$274,372
2017	$296,405	$329,844	$316,268
2018	$334,667	$379,519	$342,582
2019	$308,672	$389,007	$335,422
2020	$287,898	$433,587	$312,244
2021	$450,094	$623,975	$489,006
2022	$439,094	$601,013	$488,712
2023	$404,405	$613,213	$442,334
2024	$495,715	$782,356	$547,026

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	22.58%	9.94%	7.09%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell Midcap® Value Index	23.67%	10.28%	8.14%

AssetsNet	$ 170,911,465
Holdings Count | Holding	333
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$170,911,465 # of Portfolio Holdings333 Portfolio Turnover Rate57% Investment Advisory Fees Paid$978,569
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.9%
Common Stock	97.3%

Largest Holdings [Text Block]

Top 10 Holdings

BJ's Wholesale Club Holdings, Inc.	1.6%
Coterra Energy, Inc.	1.6%
Quest Diagnostics, Inc.	1.6%
Packaging Corp. of America	1.5%
National Retail Properties, Inc.	1.5%
Willis Towers Watson PLC	1.5%
Hartford Financial Services Group, Inc.	1.5%
Alliant Energy Corp.	1.5%
BorgWarner, Inc.	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000238235
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class A
Trading Symbol	VWYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$141	1.24%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

Top contributors to performance:

On the sector level, stock selection within the consumer discretionary, health care and financials sectors contributed the most to performance. Individual contributors during period included Natera, Inc., Modine Manufacturing Co. and FTAI Aviation Ltd.

Top detractors to performance:

Stock selection within information technology and the underweight in consumer staples sectors were the largest detractors. Key detractors MicroStrategy Inc., Harmonic Inc. and 10x Genomics Inc.

Line Graph [Table Text Block]
	Class A with Sales Charges	Class A without Sales Charge	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$9,425	$10,000	$10,000	$10,000
2023	$10,029	$10,641	$11,477	$10,828
2024	$12,834	$13,617	$14,643	$12,818

AssetsNet	$ 1,040,071,099
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,040,071,099 # of Portfolio Holdings97 Portfolio Turnover Rate103% Investment Advisory Fees Paid$6,052,874
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.8%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.5%
Common Stock	94.4%

Largest Holdings [Text Block]

Top 10 Holdings

Natera, Inc.	2.8%
Churchill Downs, Inc.	2.7%
Littelfuse, Inc.	2.5%
Casella Waste Systems, Inc. - Class A	2.2%
FTAI Aviation Ltd.	2.0%
Northern Oil and Gas, Inc.	1.9%
ExlService Holdings, Inc.	1.8%
Skyline Champion Corp.	1.8%
Piper Sandler Cos.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000238236
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class C
Trading Symbol	VWYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$226	1.99%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

Top contributors to performance:

On the sector level, stock selection within the consumer discretionary, health care and financials sectors contributed the most to performance. Individual contributors during period included Natera, Inc., Modine Manufacturing Co. and FTAI Aviation Ltd.

Top detractors to performance:

Stock selection within information technology and the underweight in consumer staples sectors were the largest detractors. Key detractors MicroStrategy Inc., Harmonic Inc. and 10x Genomics Inc.

Line Graph [Table Text Block]
	Class C with Sales Charges	Class C without Sales Charge	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$10,000	$10,000	$10,000	$10,000
2023	$10,591	$10,591	$11,477	$10,828
2024	$13,452	$13,452	$14,643	$12,818

AssetsNet	$ 1,040,071,099
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,040,071,099 # of Portfolio Holdings97 Portfolio Turnover Rate103% Investment Advisory Fees Paid$6,052,874
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.8%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.5%
Common Stock	94.4%

Largest Holdings [Text Block]

Top 10 Holdings

Natera, Inc.	2.8%
Churchill Downs, Inc.	2.7%
Littelfuse, Inc.	2.5%
Casella Waste Systems, Inc. - Class A	2.2%
FTAI Aviation Ltd.	2.0%
Northern Oil and Gas, Inc.	1.9%
ExlService Holdings, Inc.	1.8%
Skyline Champion Corp.	1.8%
Piper Sandler Cos.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000234687
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class I
Trading Symbol	TCMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$104	0.91%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

Top contributors to performance:

On the sector level, stock selection within the consumer discretionary, health care and financials sectors contributed the most to performance. Individual contributors during period included Natera, Inc., Modine Manufacturing Co. and FTAI Aviation Ltd.

Top detractors to performance:

Stock selection within information technology and the underweight in consumer staples sectors were the largest detractors. Key detractors MicroStrategy Inc., Harmonic Inc. and 10x Genomics Inc.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Growth Index
2014	$250,000	$250,000	$250,000
2015	$292,200	$279,650	$294,325
2016	$269,869	$280,265	$267,453
2017	$341,636	$329,844	$320,168
2018	$425,934	$379,519	$400,466
2019	$429,167	$389,007	$372,914
2020	$455,623	$433,587	$400,212
2021	$701,781	$623,975	$600,878
2022	$579,485	$601,013	$446,392
2023	$586,160	$613,213	$458,355
2024	$752,680	$782,356	$542,614

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class IFootnote Reference*	28.35%	11.88%	11.65%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 2000® Growth Index	18.38%	7.79%	8.06%

AssetsNet	$ 1,040,071,099
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,040,071,099 # of Portfolio Holdings97 Portfolio Turnover Rate103% Investment Advisory Fees Paid$6,052,874
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.8%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.5%
Common Stock	94.4%

Largest Holdings [Text Block]

Top 10 Holdings

Natera, Inc.	2.8%
Churchill Downs, Inc.	2.7%
Littelfuse, Inc.	2.5%
Casella Waste Systems, Inc. - Class A	2.2%
FTAI Aviation Ltd.	2.0%
Northern Oil and Gas, Inc.	1.9%
ExlService Holdings, Inc.	1.8%
Skyline Champion Corp.	1.8%
Piper Sandler Cos.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000238233
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class R
Trading Symbol	VWYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$170	1.49%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

Top contributors to performance:

On the sector level, stock selection within the consumer discretionary, health care and financials sectors contributed the most to performance. Individual contributors during period included Natera, Inc., Modine Manufacturing Co. and FTAI Aviation Ltd.

Top detractors to performance:

Stock selection within information technology and the underweight in consumer staples sectors were the largest detractors. Key detractors MicroStrategy Inc., Harmonic Inc. and 10x Genomics Inc.

Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$10,000	$10,000	$10,000
2023	$10,626	$11,477	$10,828
2024	$13,561	$14,643	$12,818

Average Annual Return [Table Text Block]
	1 Year	Since Inception (10/7/2022)
Class R	27.59%	20.30%
Russell 3000® Index	27.58%	25.91%
Russell 2000® Growth Index	18.38%	15.24%

AssetsNet	$ 1,040,071,099
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,040,071,099 # of Portfolio Holdings97 Portfolio Turnover Rate103% Investment Advisory Fees Paid$6,052,874
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.8%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.5%
Common Stock	94.4%

Largest Holdings [Text Block]

Top 10 Holdings

Natera, Inc.	2.8%
Churchill Downs, Inc.	2.7%
Littelfuse, Inc.	2.5%
Casella Waste Systems, Inc. - Class A	2.2%
FTAI Aviation Ltd.	2.0%
Northern Oil and Gas, Inc.	1.9%
ExlService Holdings, Inc.	1.8%
Skyline Champion Corp.	1.8%
Piper Sandler Cos.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000234688
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	VLNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$95	0.83%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

Top contributors to performance:

On the sector level, stock selection within the consumer discretionary, health care and financials sectors contributed the most to performance. Individual contributors during period included Natera, Inc., Modine Manufacturing Co. and FTAI Aviation Ltd.

Top detractors to performance:

Stock selection within information technology and the underweight in consumer staples sectors were the largest detractors. Key detractors MicroStrategy Inc., Harmonic Inc. and 10x Genomics Inc.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Growth Index
4/4/2022	$10,000	$10,000	$10,000
2022	$8,639	$8,991	$8,423
2023	$8,749	$9,174	$8,648
2024	$11,241	$11,704	$10,238

Average Annual Return [Table Text Block]
	1 Year	Since Inception (4/4/2022)
Class R6	28.45%	5.56%
Russell 3000® Index	27.58%	7.51%
Russell 2000® Growth Index	18.38%	1.20%

AssetsNet	$ 1,040,071,099
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,040,071,099 # of Portfolio Holdings97 Portfolio Turnover Rate103% Investment Advisory Fees Paid$6,052,874
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.8%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.5%
Common Stock	94.4%

Largest Holdings [Text Block]

Top 10 Holdings

Natera, Inc.	2.8%
Churchill Downs, Inc.	2.7%
Littelfuse, Inc.	2.5%
Casella Waste Systems, Inc. - Class A	2.2%
FTAI Aviation Ltd.	2.0%
Northern Oil and Gas, Inc.	1.9%
ExlService Holdings, Inc.	1.8%
Skyline Champion Corp.	1.8%
Piper Sandler Cos.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000238237
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class W
Trading Symbol	VWYKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$113	0.99%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

Top contributors to performance:

On the sector level, stock selection within the consumer discretionary, health care and financials sectors contributed the most to performance. Individual contributors during period included Natera, Inc., Modine Manufacturing Co. and FTAI Aviation Ltd.

Top detractors to performance:

Stock selection within information technology and the underweight in consumer staples sectors were the largest detractors. Key detractors MicroStrategy Inc., Harmonic Inc. and 10x Genomics Inc.

Line Graph [Table Text Block]
	Class W	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$10,000	$10,000	$10,000
2023	$10,660	$11,477	$10,828
2024	$13,673	$14,643	$12,818

Average Annual Return [Table Text Block]
	1 Year	Since Inception (10/7/2022)
Class W	28.23%	20.91%
Russell 3000® Index	27.58%	25.91%
Russell 2000® Growth Index	18.38%	15.24%

AssetsNet	$ 1,040,071,099
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,040,071,099 # of Portfolio Holdings97 Portfolio Turnover Rate103% Investment Advisory Fees Paid$6,052,874
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.8%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.5%
Common Stock	94.4%

Largest Holdings [Text Block]

Top 10 Holdings

Natera, Inc.	2.8%
Churchill Downs, Inc.	2.7%
Littelfuse, Inc.	2.5%
Casella Waste Systems, Inc. - Class A	2.2%
FTAI Aviation Ltd.	2.0%
Northern Oil and Gas, Inc.	1.9%
ExlService Holdings, Inc.	1.8%
Skyline Champion Corp.	1.8%
Piper Sandler Cos.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215396
Shareholder Report [Line Items]
Fund Name	Voya Small Company Fund
Class Name	Class A
Trading Symbol	VYSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$129	1.18%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell 2000® Index due to unfavorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the health care and financials sectors contributed to performance. At the individual stock level, key contributors included overweight positions in Insmed Inc. and Permian Resources Corp. and the underweight position in Viking Therapeutics, Inc.

Top detractors to performance:

Stock selection in the industrials, information technology and energy sectors detracted the most from performance. Key detractors included the underweight position in Super Micro Computer, Inc. and overweights to Shyft Group, Inc. as well as 23andMe Holding Co.

Line Graph [Table Text Block]
	Class A with Sales Charges	Class A without Sales Charge	Russell 3000® Index	Russell 2000® Index
2014	$9,425	$10,000	$10,000	$10,000
2015	$10,469	$11,110	$11,186	$11,132
2016	$10,487	$11,129	$11,211	$10,467
2017	$12,401	$13,160	$13,194	$12,599
2018	$13,899	$14,749	$15,181	$15,214
2019	$12,410	$13,170	$15,560	$13,839
2020	$11,605	$12,316	$17,343	$13,363
2021	$18,338	$19,460	$24,959	$21,990
2022	$16,025	$17,006	$24,041	$18,269
2023	$15,114	$16,039	$24,529	$17,414
2024	$17,846	$18,938	$31,294	$20,917

AssetsNet	$ 206,854,288
Holdings Count | Holding	172
InvestmentCompanyPortfolioTurnover	197.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$206,854,288 # of Portfolio Holdings172 Portfolio Turnover Rate197% Investment Advisory Fees Paid$1,436,612
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(4.4)%
Exchange-Traded Funds	1.8%
Short-Term Investments	4.6%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

Avista Corp.	1.9%
iShares Russell 2000 ETF	1.8%
First BanCorp/Puerto Rico	1.8%
Excelerate Energy, Inc. - Class A	1.6%
Portland General Electric Co.	1.5%
Box, Inc. - Class A	1.5%
Murphy Oil Corp.	1.4%
Mueller Water Products, Inc. - Class A	1.3%
QIAGEN N.V.	1.3%
Insmed, Inc.	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215395
Shareholder Report [Line Items]
Fund Name	Voya Small Company Fund
Class Name	Class C
Trading Symbol	VYSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$209	1.93%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell 2000® Index due to unfavorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the health care and financials sectors contributed to performance. At the individual stock level, key contributors included overweight positions in Insmed Inc. and Permian Resources Corp. and the underweight position in Viking Therapeutics, Inc.

Top detractors to performance:

Stock selection in the industrials, information technology and energy sectors detracted the most from performance. Key detractors included the underweight position in Super Micro Computer, Inc. and overweights to Shyft Group, Inc. as well as 23andMe Holding Co.

Line Graph [Table Text Block]
	Class C with Sales Charges	Class C without Sales Charge	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$11,027	$11,027	$11,186	$11,132
2016	$10,964	$10,964	$11,211	$10,467
2017	$12,873	$12,873	$13,194	$12,599
2018	$14,318	$14,318	$15,181	$15,214
2019	$12,668	$12,668	$15,560	$13,839
2020	$11,764	$11,764	$17,343	$13,363
2021	$18,460	$18,460	$24,959	$21,990
2022	$15,989	$15,989	$24,041	$18,269
2023	$15,079	$15,079	$24,529	$17,414
2024	$17,790	$17,805	$31,294	$20,917

AssetsNet	$ 206,854,288
Holdings Count | Holding	172
InvestmentCompanyPortfolioTurnover	197.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$206,854,288 # of Portfolio Holdings172 Portfolio Turnover Rate197% Investment Advisory Fees Paid$1,436,612
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(4.4)%
Exchange-Traded Funds	1.8%
Short-Term Investments	4.6%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

Avista Corp.	1.9%
iShares Russell 2000 ETF	1.8%
First BanCorp/Puerto Rico	1.8%
Excelerate Energy, Inc. - Class A	1.6%
Portland General Electric Co.	1.5%
Box, Inc. - Class A	1.5%
Murphy Oil Corp.	1.4%
Mueller Water Products, Inc. - Class A	1.3%
QIAGEN N.V.	1.3%
Insmed, Inc.	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215394
Shareholder Report [Line Items]
Fund Name	Voya Small Company Fund
Class Name	Class I
Trading Symbol	VYSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$95	0.87%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell 2000® Index due to unfavorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the health care and financials sectors contributed to performance. At the individual stock level, key contributors included overweight positions in Insmed Inc. and Permian Resources Corp. and the underweight position in Viking Therapeutics, Inc.

Top detractors to performance:

Stock selection in the industrials, information technology and energy sectors detracted the most from performance. Key detractors included the underweight position in Super Micro Computer, Inc. and overweights to Shyft Group, Inc. as well as 23andMe Holding Co.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Index
2014	$250,000	$250,000	$250,000
2015	$278,748	$279,650	$278,300
2016	$280,031	$280,265	$261,685
2017	$332,222	$329,844	$314,965
2018	$373,566	$379,519	$380,351
2019	$334,507	$389,007	$345,968
2020	$313,903	$433,587	$334,066
2021	$497,518	$623,975	$549,739
2022	$436,038	$601,013	$456,724
2023	$412,627	$613,213	$435,349
2024	$488,128	$782,356	$522,919

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	18.38%	7.87%	6.93%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 2000® Index	20.12%	8.61%	7.66%

AssetsNet	$ 206,854,288
Holdings Count | Holding	172
InvestmentCompanyPortfolioTurnover	197.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$206,854,288 # of Portfolio Holdings172 Portfolio Turnover Rate197% Investment Advisory Fees Paid$1,436,612
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(4.4)%
Exchange-Traded Funds	1.8%
Short-Term Investments	4.6%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

Avista Corp.	1.9%
iShares Russell 2000 ETF	1.8%
First BanCorp/Puerto Rico	1.8%
Excelerate Energy, Inc. - Class A	1.6%
Portland General Electric Co.	1.5%
Box, Inc. - Class A	1.5%
Murphy Oil Corp.	1.4%
Mueller Water Products, Inc. - Class A	1.3%
QIAGEN N.V.	1.3%
Insmed, Inc.	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215391
Shareholder Report [Line Items]
Fund Name	Voya Small Company Fund
Class Name	Class R
Trading Symbol	VYSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$156	1.43%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell 2000® Index due to unfavorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the health care and financials sectors contributed to performance. At the individual stock level, key contributors included overweight positions in Insmed Inc. and Permian Resources Corp. and the underweight position in Viking Therapeutics, Inc.

Top detractors to performance:

Stock selection in the industrials, information technology and energy sectors detracted the most from performance. Key detractors included the underweight position in Super Micro Computer, Inc. and overweights to Shyft Group, Inc. as well as 23andMe Holding Co.

Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 2000® Index
10/4/2016	$10,000	$10,000	$10,000
2017	$11,211	$11,231	$11,099
2018	$12,537	$12,922	$13,403
2019	$11,264	$13,245	$12,192
2020	$10,611	$14,763	$11,772
2021	$16,716	$21,245	$19,372
2022	$14,571	$20,464	$16,094
2023	$13,708	$20,879	$15,341
2024	$16,155	$26,638	$18,427

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (10/4/2016)
Class R	17.85%	7.48%	6.47%
Russell 3000® Index	27.58%	15.00%	13.80%
Russell 2000® Index	20.12%	8.61%	8.38%

AssetsNet	$ 206,854,288
Holdings Count | Holding	172
InvestmentCompanyPortfolioTurnover	197.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$206,854,288 # of Portfolio Holdings172 Portfolio Turnover Rate197% Investment Advisory Fees Paid$1,436,612
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(4.4)%
Exchange-Traded Funds	1.8%
Short-Term Investments	4.6%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

Avista Corp.	1.9%
iShares Russell 2000 ETF	1.8%
First BanCorp/Puerto Rico	1.8%
Excelerate Energy, Inc. - Class A	1.6%
Portland General Electric Co.	1.5%
Box, Inc. - Class A	1.5%
Murphy Oil Corp.	1.4%
Mueller Water Products, Inc. - Class A	1.3%
QIAGEN N.V.	1.3%
Insmed, Inc.	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215397
Shareholder Report [Line Items]
Fund Name	Voya Small Company Fund
Class Name	Class R6
Trading Symbol	VYSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$90	0.82%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell 2000® Index due to unfavorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the health care and financials sectors contributed to performance. At the individual stock level, key contributors included overweight positions in Insmed Inc. and Permian Resources Corp. and the underweight position in Viking Therapeutics, Inc.

Top detractors to performance:

Stock selection in the industrials, information technology and energy sectors detracted the most from performance. Key detractors included the underweight position in Super Micro Computer, Inc. and overweights to Shyft Group, Inc. as well as 23andMe Holding Co.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$11,153	$11,186	$11,132
2016	$11,214	$11,211	$10,467
2017	$13,319	$13,194	$12,599
2018	$14,985	$15,181	$15,214
2019	$13,427	$15,560	$13,839
2020	$12,606	$17,343	$13,363
2021	$19,983	$24,959	$21,990
2022	$17,521	$24,041	$18,269
2023	$16,578	$24,529	$17,414
2024	$19,653	$31,294	$20,917

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	18.54%	7.92%	6.99%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 2000® Index	20.12%	8.61%	7.66%

AssetsNet	$ 206,854,288
Holdings Count | Holding	172
InvestmentCompanyPortfolioTurnover	197.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$206,854,288 # of Portfolio Holdings172 Portfolio Turnover Rate197% Investment Advisory Fees Paid$1,436,612
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(4.4)%
Exchange-Traded Funds	1.8%
Short-Term Investments	4.6%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

Avista Corp.	1.9%
iShares Russell 2000 ETF	1.8%
First BanCorp/Puerto Rico	1.8%
Excelerate Energy, Inc. - Class A	1.6%
Portland General Electric Co.	1.5%
Box, Inc. - Class A	1.5%
Murphy Oil Corp.	1.4%
Mueller Water Products, Inc. - Class A	1.3%
QIAGEN N.V.	1.3%
Insmed, Inc.	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215390
Shareholder Report [Line Items]
Fund Name	Voya Small Company Fund
Class Name	Class W
Trading Symbol	VYSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell 2000® Index due to unfavorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the health care and financials sectors contributed to performance. At the individual stock level, key contributors included overweight positions in Insmed Inc. and Permian Resources Corp. and the underweight position in Viking Therapeutics, Inc.

Top detractors to performance:

Stock selection in the industrials, information technology and energy sectors detracted the most from performance. Key detractors included the underweight position in Super Micro Computer, Inc. and overweights to Shyft Group, Inc. as well as 23andMe Holding Co.

Line Graph [Table Text Block]
	Class W	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$11,140	$11,186	$11,132
2016	$11,184	$11,211	$10,467
2017	$13,267	$13,194	$12,599
2018	$14,902	$15,181	$15,214
2019	$13,342	$15,560	$13,839
2020	$12,516	$17,343	$13,363
2021	$19,819	$24,959	$21,990
2022	$17,356	$24,041	$18,269
2023	$16,416	$24,529	$17,414
2024	$19,415	$31,294	$20,917

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class W	18.26%	7.79%	6.86%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 2000® Index	20.12%	8.61%	7.66%

AssetsNet	$ 206,854,288
Holdings Count | Holding	172
InvestmentCompanyPortfolioTurnover	197.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$206,854,288 # of Portfolio Holdings172 Portfolio Turnover Rate197% Investment Advisory Fees Paid$1,436,612
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(4.4)%
Exchange-Traded Funds	1.8%
Short-Term Investments	4.6%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

Avista Corp.	1.9%
iShares Russell 2000 ETF	1.8%
First BanCorp/Puerto Rico	1.8%
Excelerate Energy, Inc. - Class A	1.6%
Portland General Electric Co.	1.5%
Box, Inc. - Class A	1.5%
Murphy Oil Corp.	1.4%
Mueller Water Products, Inc. - Class A	1.3%
QIAGEN N.V.	1.3%
Insmed, Inc.	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000175116
Shareholder Report [Line Items]
Fund Name	Voya U.S. High Dividend Low Volatility Fund
Class Name	Class A
Trading Symbol	VHDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya U.S. High Dividend Low Volatility Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$67	0.61%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell 1000® Value due to unfavorable stock selection.

Top contributors to performance:

Portfolio holdings within the information technology and energy sectors contributed the most to performance. At the individual stock level, key contributors included exposure to NVIDIA Corp. and Erie Indemnity Company and the overweight position in Leidos Holdings, Inc.

Top detractors to performance:

On the sector level, stock selection in the industrials, communication services and consumer staples sectors detracted the most from performance. At the individual stock level, key detractors included the underweight in JPMorgan Chase & Co., exposure to out of benchmark stock Iridium Communications Inc. and the underweight in GE Aerospace.

Line Graph [Table Text Block]
	Class A with Sales Charges	Class A without Sales Charge	Russell 3000® Index	Russell 1000® Value Index
12/6/2016	$9,425	$10,000	$10,000	$10,000
2017	$10,137	$10,756	$10,890	$10,426
2018	$11,330	$12,021	$12,530	$11,287
2019	$11,768	$12,486	$12,843	$11,450
2020	$11,920	$12,647	$14,315	$11,263
2021	$15,794	$16,757	$20,601	$16,261
2022	$16,788	$17,812	$19,843	$16,412
2023	$15,779	$16,741	$20,246	$15,665
2024	$18,854	$20,004	$25,830	$19,067

AssetsNet	$ 27,181,908
Holdings Count | Holding	175
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$27,181,908 # of Portfolio Holdings175 Portfolio Turnover Rate83% Investment Advisory Fees Paid$169,101
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.3%
Exchange-Traded Funds	1.8%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

Johnson & Johnson	2.1%
Merck & Co., Inc.	1.8%
iShares Russell 1000 Value ETF	1.8%
Verizon Communications, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Procter & Gamble Co.	1.3%
Philip Morris International, Inc.	1.3%
Comcast Corp. - Class A	1.3%
AT&T, Inc.	1.2%
Cigna Group	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2024. For more complete information, you may review the Fund’s Prospectus, as supplemented on May 31, 2024, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 31, 2024, the Fund is closed to new investors and liquidated on July 26, 2024.

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000175117
Shareholder Report [Line Items]
Fund Name	Voya U.S. High Dividend Low Volatility Fund
Class Name	Class I
Trading Symbol	VHDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya U.S. High Dividend Low Volatility Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell 1000® Value due to unfavorable stock selection.

Top contributors to performance:

Portfolio holdings within the information technology and energy sectors contributed the most to performance. At the individual stock level, key contributors included exposure to NVIDIA Corp. and Erie Indemnity Company and the overweight position in Leidos Holdings, Inc.

Top detractors to performance:

On the sector level, stock selection in the industrials, communication services and consumer staples sectors detracted the most from performance. At the individual stock level, key detractors included the underweight in JPMorgan Chase & Co., exposure to out of benchmark stock Iridium Communications Inc. and the underweight in GE Aerospace.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Value Index
12/6/2016	$250,000	$250,000	$250,000
2017	$260,662	$272,252	$260,662
2018	$282,159	$313,253	$282,159
2019	$286,246	$321,084	$286,246
2020	$281,554	$357,880	$281,554
2021	$406,516	$515,026	$406,516
2022	$410,297	$496,073	$410,297
2023	$391,628	$506,143	$391,628
2024	$511,749	$645,753	$476,889

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/6/2016)
Class I	19.68%	10.16%	10.04%
Russell 3000® Index	27.58%	15.00%	13.55%
Russell 1000® Value Index	21.71%	10.74%	9.01%

AssetsNet	$ 27,181,908
Holdings Count | Holding	175
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$27,181,908 # of Portfolio Holdings175 Portfolio Turnover Rate83% Investment Advisory Fees Paid$169,101
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.3%
Exchange-Traded Funds	1.8%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

Johnson & Johnson	2.1%
Merck & Co., Inc.	1.8%
iShares Russell 1000 Value ETF	1.8%
Verizon Communications, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Procter & Gamble Co.	1.3%
Philip Morris International, Inc.	1.3%
Comcast Corp. - Class A	1.3%
AT&T, Inc.	1.2%
Cigna Group	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2024. For more complete information, you may review the Fund’s Prospectus, as supplemented on May 31, 2024, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 31, 2024, the Fund is closed to new investors and liquidated on July 26, 2024.

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000175118
Shareholder Report [Line Items]
Fund Name	Voya U.S. High Dividend Low Volatility Fund
Class Name	Class R6
Trading Symbol	VHDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya U.S. High Dividend Low Volatility Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell 1000® Value due to unfavorable stock selection.

Top contributors to performance:

Portfolio holdings within the information technology and energy sectors contributed the most to performance. At the individual stock level, key contributors included exposure to NVIDIA Corp. and Erie Indemnity Company and the overweight position in Leidos Holdings, Inc.

Top detractors to performance:

On the sector level, stock selection in the industrials, communication services and consumer staples sectors detracted the most from performance. At the individual stock level, key detractors included the underweight in JPMorgan Chase & Co., exposure to out of benchmark stock Iridium Communications Inc. and the underweight in GE Aerospace.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Value Index
9/30/2019	$10,000	$10,000	$10,000
2020	$9,329	$10,807	$9,564
2021	$12,393	$15,552	$13,808
2022	$13,220	$14,980	$13,937
2023	$12,451	$15,284	$13,302
2024	$14,909	$19,500	$16,191

Average Annual Return [Table Text Block]
	1 Year	Since Inception (9/30/2019)
Class R6	19.73%	8.93%
Russell 3000® Index	27.58%	14.19%
Russell 1000® Value Index	21.71%	9.01%

AssetsNet	$ 27,181,908
Holdings Count | Holding	175
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$27,181,908 # of Portfolio Holdings175 Portfolio Turnover Rate83% Investment Advisory Fees Paid$169,101
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.3%
Exchange-Traded Funds	1.8%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

Johnson & Johnson	2.1%
Merck & Co., Inc.	1.8%
iShares Russell 1000 Value ETF	1.8%
Verizon Communications, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Procter & Gamble Co.	1.3%
Philip Morris International, Inc.	1.3%
Comcast Corp. - Class A	1.3%
AT&T, Inc.	1.2%
Cigna Group	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2024. For more complete information, you may review the Fund’s Prospectus, as supplemented on May 31, 2024, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 31, 2024, the Fund is closed to new investors and liquidated on July 26, 2024.

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000242977
Shareholder Report [Line Items]
Fund Name	Voya VACS Series MCV Fund
Class Name	VACS Series
Trading Symbol	VVJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Series MCV Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell Midcap® Value Index primarily due to stock selection.

Top contributors to performance:

On a sector level, selection strength included information technology, consumer staples, and materials sectors. Within these sectors, Western Digital Corp., BJ’s Wholesale Club, & Westlake Corporation were among the top individual contributors.

Top detractors to performance:

Stock selection in the industrials sector was the greatest detractor. Top individual detractors within this sector included Toro Company, Alaska Air Group, & Genpact Limited. The financials and energy sectors were areas of underperformance, due to both lagging stock selection & unfavorable sector underweightings.

Line Graph [Table Text Block]
	VACS Series	Russell 3000® Index	Russell Midcap® Value Index
3/24/2023	$10,000	$10,000	$10,000
2023	$9,930	$10,522	$10,047
2024	$12,198	$13,424	$12,411

Average Annual Return [Table Text Block]
	1 Year	Since Inception (3/24/2023)
VACS Series	22.84%	18.23%
Russell 3000® Index	27.58%	28.18%
Russell Midcap® Value Index	23.67%	19.92%

AssetsNet	$ 152,082,487
Holdings Count | Holding	334
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$152,082,487 # of Portfolio Holdings334 Portfolio Turnover Rate48% Investment Advisory Fees PaidN/A
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Exchange-Traded Funds	0.8%
Short-Term Investments	2.5%
Common Stock	96.4%

Largest Holdings [Text Block]

Top 10 Holdings

BJ's Wholesale Club Holdings, Inc.	1.6%
Coterra Energy, Inc.	1.6%
Quest Diagnostics, Inc.	1.6%
Packaging Corp. of America	1.5%
National Retail Properties, Inc.	1.5%
Willis Towers Watson PLC	1.5%
Hartford Financial Services Group, Inc.	1.4%
Alliant Energy Corp.	1.4%
BorgWarner, Inc.	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance